As filed with the Securities and Exchange Commission on January 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments All Cap Core Fund
(Unaudited) 11/30/15

	Number of Shares	Value† ($000's)z
Common Stocks (97.1%)

Air Freight & Logistics (3.1%)
FedEx Corp.	9,706	1,539

Auto Components (3.0%)
Delphi Automotive PLC	17,008	1,495

Banks (3.3%)
JPMorgan Chase & Co.	24,998	1,667

Capital Markets (4.2%)
BlackRock, Inc.	5,740	2,088

Chemicals (2.5%)
PPG Industries, Inc.	11,816	1,249

Consumer Finance (3.6%)
Synchrony Financial *	57,058	1,816

Electric Utilities (4.6%)
ITC Holdings Corp.	62,528	2,306

Food & Staples Retailing (4.4%)
CVS Health Corp.	23,468	2,208

Health Care Equipment & Supplies (2.4%)
Cooper Cos., Inc.	8,290	1,212

Internet & Catalog Retail (5.8%)
Liberty Interactive Corp. QVC Group Class A *	70,422	1,865
Priceline Group, Inc. *	803	1,003
		2,868
Internet Software & Services (14.4%)
Alphabet, Inc. Class C *	3,648	2,709
Baidu, Inc. ADR *	6,368	1,388
eBay, Inc. *	48,571	1,437
Facebook, Inc. Class A *	16,099	1,678
		7,212
IT Services (6.3%)
PayPal Holdings, Inc. *	42,660	1,504
Visa, Inc. Class A	20,647	1,632
		3,136
Oil, Gas & Consumable Fuels (6.0%)
Enbridge Energy Management LLC *	73,935	1,844
Teekay Corp.	42,000	1,169
		3,013
Pharmaceuticals (6.4%)
Allergan PLC *	5,671	1,780
Zoetis, Inc.	30,380	1,419
		3,199
Professional Services (6.2%)
Nielsen Holdings PLC	32,243	1,505
Verisk Analytics, Inc. *	21,066	1,579
		3,084
Real Estate Investment Trusts (5.6%)
American Tower Corp.	28,223	2,805

Road & Rail (3.4%)
Union Pacific Corp.	20,416	1,714

Semiconductors & Semiconductor Equipment (2.0%)
NXP Semiconductors NV *	10,454	977

Software (9.9%)
Adobe Systems, Inc. *	18,828	1,722
Intuit, Inc.	16,805	1,684
SS&C Technologies Holdings, Inc.	21,452	1,542
		4,948
Total Common Stocks (Cost $44,053)		48,536

Exchange Traded Funds (4.1%)
SPDR S&P 500 ETF Trust (Cost $2,012)	9,705	2,025

Short-Term Investments (4.5%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.00% h (Cost $2,247)	2,247,241	2,247

Total Investments## (105.7%) (Cost $48,312)		52,808
Liabilities, less cash, receivables and other assets [(5.7%)]		(2,848)

Total Net Assets (100.0%)		$49,960

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) 11/30/15

	Number of Shares	Value† ($000's)z
Common Stocks (95.1%)

Brazil (5.2%)
AMBEV SA ADR	831,700	3,967
BB Seguridade Participacoes SA	426,400	2,862
Cielo SA	315,340	2,862
Embraer SA	176,100	1,384
Embraer SA ADR	115,900	3,627
FPC Par Corretora de Seguros SA	543,000	1,496
Itau Unibanco Holding SA, Preference Shares	618,870	4,445
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	87,900	977
		21,620
Chile (0.9%)
SACI Falabella	627,995	3,780

China (29.9%)
AAC Technologies Holdings, Inc.	972,900	6,807
Anhui Conch Cement Co. Ltd., H Shares	617,800	1,685
Baidu, Inc. ADR *	43,600	9,503
Beijing Enterprises Holdings Ltd.	530,000	3,312
Bolina Holding Co. Ltd.	112,700	29
Changyou.com Ltd. ADR *	181,200	4,039
China Everbright International Ltd.	5,233,000	7,951
China Medical System Holdings Ltd.	2,817,800	3,896
China Mengniu Dairy Co. Ltd.	2,782,480	4,414
China Mobile Ltd.	941,200	10,719
China State Construction International Holdings Ltd.	3,093,400	4,652
China Vanke Co. Ltd., H Shares	2,469,623	6,166
CNOOC Ltd.	4,509,200	4,990
Country Garden Holdings Co. Ltd.	6,949,600	2,617
Galaxy Entertainment Group Ltd.	935,400	2,745
Haier Electronics Group Co. Ltd.	2,938,800	5,299
Hua Hong Semiconductor Ltd. ñ*	2,688,800	2,636
Industrial & Commercial Bank of China Ltd., H Shares	10,619,900	6,451
New Oriental Education & Technology Group, Inc. ADR	12,600	366
PICC Property & Casualty Co. Ltd., H Shares	2,415,200	5,233
Ping An Insurance Group Co. of China Ltd., H Shares	1,161,900	6,354
Sunny Optical Technology Group Co. Ltd.	3,021,700	6,890
Tencent Holdings Ltd.	792,400	15,810
Zhuzhou CSR Times Electric Co. Ltd., H Shares	189,400	1,253
		123,817
Czech Republic (0.8%)
Komercni Banka A/S	17,220	3,499

Hong Kong (1.1%)
AIA Group Ltd.	729,600	4,366

India (11.5%)
Cairn India Ltd.	1,199,200	2,424
Coal India Ltd.	437,700	2,175
Cummins India Ltd.	483,758	7,178
Dabur India Ltd.	1,300,284	5,365
Dewan Housing Finance Corp. Ltd.	891,991	2,995
Glenmark Pharmaceuticals Ltd.	291,475	4,292
HDFC Bank Ltd. ADR	59,500	3,458
Hero MotoCorp Ltd.	97,000	3,912
ICICI Bank Ltd.	506,885	2,080
InterGlobe Aviation Ltd. ñ *	71,040	1,182
Larsen & Toubro Ltd.	87,140	1,793
Power Grid Corp. of India Ltd.	1,980,704	4,047
Prestige Estates Projects Ltd.	866,630	2,640
SH Kelkar & Co. Ltd. Ñf *	431,100	1,370
SH Kelkar & Co. Ltd. ñ*	65,900	213
Tata Motors Ltd. Class A *	590,669	2,620
		47,744
Indonesia (3.2%)
PT AKR Corporindo Tbk	5,393,200	2,378
PT Gudang Garam Tbk	733,000	2,591
PT Link Net Tbk *	5,467,100	1,403
PT Matahari Department Store Tbk	1,812,400	2,050
PT Semen Indonesia (Persero) Tbk	3,500,900	2,688
PT Sumber Alfaria Trijaya Tbk	55,194,000	2,314
		13,424
Jordan (0.9%)
Hikma Pharmaceuticals PLC	113,070	3,687

Korea (12.3%)
Coway Co. Ltd.	101,870	7,433
Hyundai Motor Co.	50,975	6,493
NAVER Corp.	10,055	5,479
NCSoft Corp.	34,370	6,603
Samsung Electronics Co. Ltd.	17,200	19,071
SFA Engineering Corp.	88,402	3,786
SK Hynix, Inc.	67,035	1,829
Sung Kwang Bend Co. Ltd.	1,700	13
		50,707
Mexico (5.5%)
Arca Continental SAB de CV	353,100	2,225
Corp. Inmobiliaria Vesta SAB de CV	2,449,800	3,744
Grupo Financiero Banorte SAB de CV, O Shares	1,013,800	5,436
Grupo GICSA SA de CV *	2,806,700	2,858
Grupo Mexico SAB de CV Series B	1,194,600	2,608
Infraestructura Energetica Nova SAB de CV	675,500	2,959
Unifin Financiera SAPI de CV *	968,500	3,062
		22,892
Peru (1.5%)
Credicorp Ltd.	56,800	5,999

Philippines (3.2%)
Ayala Corp.	266,990	4,205
International Container Terminal Services, Inc.	1,814,490	2,827
SM Investments Corp.	105,540	1,892
Universal Robina Corp.	959,350	4,109
		13,033
Russia (3.8%)
Lukoil PJSC ADR	97,985	3,770
Magnit PJSC	40,150	7,270
QIWI PLC ADR	120,500	2,301
Yandex NV Class A *	139,800	2,325
		15,666
Singapore (0.6%)
Asian Pay Television Trust	5,090,302	2,688

South Africa (3.8%)
Alexander Forbes Group Holdings Ltd.	5,856,826	2,654
Bidvest Group Ltd.	187,144	4,363
Life Healthcare Group Holdings Ltd.	1,599,130	3,949
MTN Group Ltd.	111,414	1,119
Sasol Ltd.	82,480	2,297
Standard Bank Group Ltd.	158,905	1,427
		15,809
Taiwan, Province of China (6.5%)
China Steel Chemical Corp.	466,400	1,600
eMemory Technology, Inc.	322,200	3,257
Hermes Microvision, Inc.	130,540	4,659
Hu Lane Associate, Inc.	566,600	2,430
MediaTek, Inc.	535,200	4,271
Taiwan Semiconductor Manufacturing Co. Ltd.	2,343,739	9,981
Tung Thih Electronic Co. Ltd.	68,100	598
		26,796
Thailand (1.3%)
Bangkok Dusit Medical Services PCL	4,213,400	2,387
CP ALL PCL	2,187,200	2,868
		5,255
Turkey (1.6%)
Arcelik A/S	385,595	2,091
Turkiye Garanti Bankasi A/S	794,565	1,997
Ulker Biskuvi Sanayi A/S	390,900	2,524
		6,612
United Kingdom (1.5%)
SABMiller PLC	101,260	6,137

Total Common Stocks (Cost $402,609)		393,531

Short-Term Investments (4.2%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.00% h (Cost $17,414)	17,414,497	17,414

Total Investments## (99.3%) (Cost $420,023)		410,945
Cash, receivables and other assets, less liabilities (0.7%)		2,750

Total Net Assets (100.0%)		$413,695

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY
EMERGING MARKETS EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Banks	$34,792	8.4%
Internet Software & Services	33,117	8.0%
Semiconductors & Semiconductor Equipment	26,633	6.4%
Insurance	20,311	4.9%
Technology Hardware, Storage & Peripherals	19,071	4.6%
Real Estate Management & Development	18,025	4.4%
Electronic Equipment, Instruments & Components	17,483	4.2%
Oil, Gas & Consumable Fuels	15,656	3.8%
Household Durables	14,823	3.6%
Automobiles	13,025	3.2%
Food & Staples Retailing	12,452	3.0%
Beverages	12,329	3.0%
Pharmaceuticals	11,875	2.9%
Wireless Telecommunication Services	11,838	2.9%
Food Products	11,047	2.7%
Software	10,642	2.6%
Industrial Conglomerates	9,567	2.3%
Commercial Services & Supplies	8,928	2.2%
Machinery	7,178	1.7%
Diversified Financial Services	6,859	1.7%
Construction & Engineering	6,445	1.5%
Health Care Providers & Services	6,336	1.5%
Multiline Retail	5,830	1.4%
Personal Products	5,365	1.3%
IT Services	5,163	1.2%
Aerospace & Defense	5,011	1.2%
Construction Materials	4,373	1.1%
Electric Utilities	4,047	1.0%
Chemicals	3,183	0.8%
Consumer Finance	3,062	0.7%
Auto Components	3,028	0.7%
Thrifts & Mortgage Finance	2,995	0.7%
Gas Utilities	2,959	0.7%
Transportation Infrastructure	2,827	0.7%
Hotels, Restaurants & Leisure	2,745	0.7%
Media	2,688	0.6%
Metals & Mining	2,608	0.6%
Tobacco	2,591	0.6%
Trading Companies & Distributors	2,378	0.6%
Diversified Telecommunication Services	1,403	0.3%
Electrical Equipment	1,253	0.3%
Airlines	1,182	0.3%
Diversified Consumer Services	366	0.1%
Building Products	42	0.0%
Short-Term Investments and Other Assets-Net	20,164	4.9%
	$413,695	100.0%

Schedule of Investments Equity Income Fund
(Unaudited) 11/30/15

	Number of Shares	Value† ($000's)z
Common Stocks (92.5%)

Aerospace & Defense (1.6%)
Honeywell International, Inc.	108,000	11,227
Lockheed Martin Corp. @g	94,000	20,601
		31,828
Air Freight & Logistics (1.0%)
United Parcel Service, Inc. Class B	198,000	20,396

Banks (6.5%)
JPMorgan Chase & Co. @g	700,000	46,676
PNC Financial Services Group, Inc.	493,000	47,086
Wells Fargo & Co.	625,000	34,438
		128,200
Beverages (1.3%)
Coca-Cola Co.	600,000	25,572

Capital Markets (1.4%)
BlackRock, Inc. @g	33,000	12,003
UBS Group AG	783,000	15,031
		27,034
Chemicals (2.7%)
E.I. du Pont de Nemours & Co. @g	468,000	31,515
LyondellBasell Industries NV Class A	240,000	22,997
		54,512
Communications Equipment (2.1%)
Cisco Systems, Inc.	1,524,000	41,529

Diversified Financial Services (2.5%)
CME Group, Inc. @g	500,000	48,825

Diversified Telecommunication Services (2.3%)
BT Group PLC	3,177,000	23,755
Frontier Communications Corp.	4,450,000	22,205
		45,960
Electric Utilities (6.6%)
Edison International	542,000	32,173
Exelon Corp.	1,440,000	39,327
NextEra Energy, Inc.	591,000	59,017
		130,517
Energy Equipment & Services (1.6%)
Schlumberger Ltd.	399,000	30,783

Food Products (0.8%)
ConAgra Foods, Inc.	392,324	16,058

Household Products (2.2%)
Kimberly-Clark Corp. @g	203,000	24,187
Procter & Gamble Co.	265,000	19,833
		44,020
Industrial Conglomerates (5.0%)
General Electric Co. @g	1,492,000	44,670
Koninklijke Philips NV	1,136,000	31,062
Siemens AG	220,000	22,812
		98,544
Insurance (2.4%)
MetLife, Inc.	933,000	47,667

Media (3.4%)
Lagardere SCA	1,254,000	37,005
Regal Entertainment Group Class A	1,629,000	30,544
		67,549
Multi-Utilities (7.5%)
Ameren Corp.	465,000	20,348
Dominion Resources, Inc.	581,000	39,142
DTE Energy Co.	453,000	36,462
Sempra Energy	60,000	5,954
WEC Energy Group, Inc.	934,000	46,065
		147,971
Oil, Gas & Consumable Fuels (5.6%)
Columbia Pipeline Group, Inc.	1,253,000	24,020
Exxon Mobil Corp.	240,000	19,598
Golar LNG Ltd.	700,000	19,145
Kinder Morgan, Inc.	700,000	16,499
Occidental Petroleum Corp.	184,000	13,909
Royal Dutch Shell PLC ADR Class A	361,000	17,963
		111,134
Personal Products (1.7%)
Unilever NV @g	794,000	34,729

Pharmaceuticals (8.0%)
Bristol-Myers Squibb Co.	309,000	20,706
Eli Lilly & Co.	470,000	38,559
GlaxoSmithKline PLC ADR	675,000	27,344
Johnson & Johnson	445,000	45,052
Roche Holding AG ADR	770,000	25,787
		157,448
Real Estate Investment Trusts (19.6%)
AvalonBay Communities, Inc. @g	195,000	35,449
Blackstone Mortgage Trust, Inc. Class A	1,096,000	31,674
Crown Castle International Corp.	433,000	37,199
Equinix, Inc. @g	146,282	43,373
Equity Residential	398,000	31,768
Extra Space Storage, Inc. @g	25,000	2,094
Mapletree Logistics Trust	12,280,000	8,749
Parkway Life Real Estate Investment Trust	5,973,000	9,612
PLA Administradora Industrial S de RL de CV *	522,000	915
Prologis, Inc.	870,000	37,193
Public Storage @g	93,000	22,326
Simon Property Group, Inc. @g	213,000	39,669
Starwood Property Trust, Inc.	1,725,000	35,069
Ventas, Inc.	375,800	20,045
Weyerhaeuser Co.	1,000,000	32,170
		387,305
Semiconductors & Semiconductor Equipment (2.0%)
Maxim Integrated Products, Inc.	500,000	19,385
Texas Instruments, Inc. @g	356,000	20,691
		40,076
Software (2.4%)
Microsoft Corp. @g	884,000	48,045

Specialty Retail (1.3%)
Best Buy Co., Inc.	817,000	25,964

Tobacco (1.0%)
Imperial Tobacco Group PLC	356,000	19,238

Total Common Stocks (Cost $1,654,078)		1,830,904

Business Development Companies (0.6%)
FS Investment Corp. (Cost $12,346)	1,180,000	11,776

Preferred Stocks (0.6%)
Allergan PLC, Ser. A, 5.50% (Cost $10,865)	10,865	11,379

	Principal Amount ($)
Convertible Bonds (5.6%)
Extra Space Storage LP, Company Guaranteed, 3.13%, due 10/1/35 ñ	33,260,000	36,274
Live Nation Entertainment, Inc., Senior Unsecured Notes, 2.50%, due 5/15/19	3,260,000	3,380
Priceline Group Inc., Senior Unsecured Notes, 0.90%, due 9/15/21	12,900,000	12,924
SINA Corp., Senior Unsecured Notes, 1.00%, due 12/1/18	25,100,000	24,457
TiVo, Inc., Senior Unsecured Notes, 2.00%, due 10/1/21	10,500,000	9,260
WebMD Health Corp., Senior Unsecured Notes, 2.25%, due 3/31/16	10,000,000	10,050
WebMD Health Corp., Senior Unsecured Notes, 2.50%, due 1/31/18	13,965,000	14,271

Total Convertible Bonds (Cost $105,179)		110,616

Total Investments## (99.3%) (Cost $1,782,468)		1,964,675
Cash, receivables and other assets, less liabilities‡‡ (0.7%)		13,217

Total Net Assets (100.0%)		$1,977,892

See Notes to Schedule of Investments

Schedule of Investments Focus Fund
(Unaudited) 11/30/15

	Number of Shares	Value† ($000's)z
Common Stocks (97.0%)

Airlines (3.5%)
Delta Air Lines, Inc.	590,000	27,411

Banks (5.3%)
JPMorgan Chase & Co.	620,000	41,342

Beverages (3.3%)
Coca-Cola Co.	605,000	25,785

Capital Markets (4.3%)
Invesco Ltd.	469,627	15,822
UBS Group AG	920,000	17,627
		33,449
Chemicals (1.7%)
WR Grace & Co. *	140,000	13,751

Commercial Services & Supplies (1.1%)
Pitney Bowes, Inc.	390,000	8,424

Communications Equipment (1.5%)
Motorola Solutions, Inc.	164,236	11,789

Electronic Equipment, Instruments & Components (2.0%)
CDW Corp.	358,000	15,455

Food & Staples Retailing (2.3%)
CVS Health Corp.	191,000	17,971

Food Products (1.2%)
Blue Buffalo Pet Products, Inc. *	510,000	9,165

Health Care Providers & Services (2.6%)
UnitedHealth Group, Inc.	182,000	20,513

Hotels, Restaurants & Leisure (0.7%)
Starwood Hotels & Resorts Worldwide, Inc.	76,000	5,460

Household Durables (5.7%)
Newell Rubbermaid, Inc.	643,000	28,716
Whirlpool Corp.	100,000	16,252
		44,968
Insurance (4.6%)
Willis Group Holdings PLC	785,000	36,079

Internet Software & Services (5.0%)
Alphabet, Inc. Class A *	25,800	19,681
Alphabet, Inc. Class C *	26,500	19,679
		39,360
Machinery (4.2%)
Stanley Black & Decker, Inc.	300,000	32,748

Media (4.1%)
Comcast Corp. Class A Special	375,000	22,890
Time Warner, Inc.	130,000	9,097
		31,987
Metals & Mining (0.5%)
Steel Dynamics, Inc.	230,000	4,000

Oil, Gas & Consumable Fuels (9.0%)
Columbia Pipeline Group, Inc.	870,000	16,678
Concho Resources, Inc. *	138,000	15,103
Devon Energy Corp.	290,000	13,343
EOG Resources, Inc.	310,000	25,863
		70,987
Personal Products (1.6%)
Edgewell Personal Care Co.	160,000	12,880

Pharmaceuticals (9.4%)
Eli Lilly & Co.	435,000	35,687
Teva Pharmaceutical Industries Ltd. ADR	600,000	37,758
		73,445
Real Estate Investment Trusts (1.2%)
Weyerhaeuser Co.	290,000	9,329

Road & Rail (2.0%)
Avis Budget Group, Inc. *	420,000	15,704

Semiconductors & Semiconductor Equipment (2.7%)
Freescale Semiconductor Ltd. *	550,700	21,428

Software (6.2%)
Activision Blizzard, Inc.	500,000	18,830
Intuit, Inc.	148,000	14,830
Oracle Corp.	393,000	15,315
		48,975
Specialty Retail (2.9%)
Bed Bath & Beyond, Inc. *	415,000	22,626

Technology Hardware, Storage & Peripherals (3.5%)
SanDisk Corp.	117,000	8,643
Western Digital Corp.	304,000	18,972
		27,615
Textiles, Apparel & Luxury Goods (1.7%)
Ralph Lauren Corp.	111,000	13,787

Trading Companies & Distributors (1.1%)
AerCap Holdings NV *	185,000	8,406

Wireless Telecommunication Services (2.1%)
T-Mobile US, Inc. *	455,000	16,153

Total Common Stocks (Cost $653,013)		760,992

Short-Term Investments (2.8%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.00% h (Cost $21,665)	21,664,781	21,665

Total Investments## (99.8%) (Cost $674,678)		782,657
Cash, receivables and other assets, less liabilities (0.2%)		1,392

Total Net Assets (100.0%)		$784,049

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund
(Unaudited) 11/30/15

	Number of Shares	Value† ($000's)z
Common Stocks (99.1%)

Aerospace & Defense (0.3%)
Astronics Corp. *	788,565	30,510

Air Freight & Logistics (0.7%)
Forward Air Corp. ^	1,687,868	81,170

Airlines (0.3%)
Allegiant Travel Co.	195,900	34,308

Auto Components (1.0%)
Drew Industries, Inc.	1,161,069	70,163
Gentex Corp.	2,518,798	42,152
		112,315
Banks (9.7%)
Bank of Hawaii Corp.	2,169,812	150,129
Bank of the Ozarks, Inc.	2,278,200	123,661
BankUnited, Inc.	2,099,430	79,358
BOK Financial Corp.	1,297,876	89,359
Community Bank System, Inc.	1,305,058	56,287
Cullen/Frost Bankers, Inc.	1,629,325	113,711
CVB Financial Corp.	4,376,672	80,968
First Financial Bankshares, Inc.	3,143,347	112,878
FNB Corp.	5,422,346	78,733
LegacyTexas Financial Group, Inc.	2,140,718	65,313
PacWest Bancorp	1,532,951	72,079
Westamerica Bancorporation	577,403	28,293
		1,050,769
Beverages (0.7%)
Boston Beer Co., Inc. Class A *	364,719	77,911

Building Products (1.5%)
AAON, Inc.	2,110,710	52,156
Advanced Drainage Systems, Inc.	882,000	23,646
AO Smith Corp.	1,164,848	92,908
		168,710
Capital Markets (0.1%)
Artisan Partners Asset Management, Inc. Class A	169,100	6,610
OM Asset Management PLC	536,600	8,698
		15,308
Chemicals (4.1%)
Balchem Corp.	1,512,009	103,557
Innophos Holdings, Inc.	493,121	14,656
NewMarket Corp.	80,012	33,057
Quaker Chemical Corp.	292,660	24,943
RPM International, Inc.	1,235,644	58,051
Sensient Technologies Corp. ^	3,163,245	211,431
		445,695
Commercial Services & Supplies (4.1%)
Essendant, Inc.	870,520	31,530
G&K Services, Inc. Class A	731,932	48,798
Healthcare Services Group, Inc.	3,516,181	129,888
Rollins, Inc.	5,999,230	162,879
Team, Inc. *	729,606	27,856
UniFirst Corp.	372,750	40,473
		441,424
Communications Equipment (0.9%)
NetScout Systems, Inc. *	2,869,684	94,987

Construction Materials (0.4%)
Eagle Materials, Inc.	599,700	41,427

Containers & Packaging (2.5%)
AptarGroup, Inc.	2,836,300	211,248
Silgan Holdings, Inc.	1,200,283	65,211
		276,459
Distributors (1.8%)
Pool Corp. ^	2,329,498	191,112

Diversified Financial Services (1.8%)
FactSet Research Systems, Inc.	585,100	99,192
MarketAxess Holdings, Inc.	905,251	96,663
		195,855
Electrical Equipment (0.5%)
Franklin Electric Co., Inc.	1,238,972	40,403
Thermon Group Holdings, Inc. *	832,131	15,153
		55,556
Electronic Equipment, Instruments & Components (5.4%)
Badger Meter, Inc.	572,601	34,831
Cognex Corp.	1,619,154	60,071
FEI Co.	1,852,551	148,222
Littelfuse, Inc.	840,353	91,229
MTS Systems Corp.	464,487	29,551
Rogers Corp. *^	1,290,151	71,513
Zebra Technologies Corp. Class A *	1,911,124	153,272
		588,689
Energy Equipment & Services (1.4%)
Dril-Quip, Inc. *	298,500	18,838
Natural Gas Services Group, Inc. *	562,000	13,050
Oceaneering International, Inc.	1,388,728	60,743
Pason Systems, Inc.	4,033,257	61,104
		153,735
Food & Staples Retailing (0.2%)
North West Co., Inc.	985,400	20,122

Food Products (2.9%)
B&G Foods, Inc.	1,397,800	52,809
Calavo Growers, Inc.	320,621	18,141
Flowers Foods, Inc.	2,674,000	62,892
J & J Snack Foods Corp.	842,346	98,285
Lancaster Colony Corp.	701,056	81,505
		313,632
Health Care Equipment & Supplies (7.7%)
Abaxis, Inc. ^	1,304,400	69,355
Cantel Medical Corp.	564,203	36,577
Haemonetics Corp. *	2,110,838	68,053
IDEXX Laboratories, Inc. *	1,846,224	130,750
LivaNova PLC *	937,595	56,115
Meridian Bioscience, Inc.	1,220,597	23,887
Natus Medical, Inc. *	752,413	36,703
Neogen Corp. *	332,600	19,643
Sirona Dental Systems, Inc. *	1,512,626	164,090
West Pharmaceutical Services, Inc. ^	3,707,158	233,736
		838,909
Health Care Providers & Services (3.9%)
AmSurg Corp. *	1,310,550	110,165
Chemed Corp.	767,300	118,540
Henry Schein, Inc. *	1,046,340	163,731
Surgical Care Affiliates, Inc. *	100,751	3,745
U.S. Physical Therapy, Inc.	480,300	25,379
		421,560
Hotels, Restaurants & Leisure (3.2%)
Brinker International, Inc.	2,067,200	94,306
Cheesecake Factory, Inc.	1,136,100	53,544
Cracker Barrel Old Country Store, Inc.	591,927	74,535
Papa John's International, Inc.	1,020,345	58,649
Texas Roadhouse, Inc.	2,048,900	71,712
		352,746
Household Products (2.3%)
Church & Dwight Co., Inc.	2,969,556	254,699

Industrial Conglomerates (0.3%)
Raven Industries, Inc.	1,793,452	29,897

Insurance (1.5%)
AMERISAFE, Inc.	100,300	5,400
RLI Corp.	2,020,114	122,621
Safety Insurance Group, Inc.	655,870	36,735
		164,756
Internet Software & Services (0.6%)
j2 Global, Inc.	818,101	65,833

IT Services (1.1%)
Jack Henry & Associates, Inc.	1,477,903	117,316

Leisure Products (0.9%)
Polaris Industries, Inc.	980,220	103,345

Life Sciences Tools & Services (3.9%)
Bio-Techne Corp.	1,105,400	100,824
ICON PLC *^	3,265,700	242,739
PAREXEL International Corp. *	1,151,355	78,119
		421,682
Machinery (9.2%)
CLARCOR, Inc.	2,106,088	111,265
Donaldson Co., Inc.	1,354,200	42,522
Graco, Inc.	675,317	50,959
Lindsay Corp. ^	689,850	48,124
Middleby Corp. *	1,107,718	121,893
Milacron Holdings Corp. *	1,073,500	15,802
Nordson Corp.	1,315,808	95,435
RBC Bearings, Inc. *	1,024,962	72,383
Tennant Co. ^	1,047,402	65,222
Toro Co.	1,487,688	114,656
Valmont Industries, Inc.	727,604	85,312
Wabtec Corp.	2,291,400	183,587
		1,007,160
Media (2.4%)
Gray Television, Inc. *	2,588,750	43,362
Media General, Inc. *	5,375,594	83,483
Nexstar Broadcasting Group, Inc. Class A ^	2,266,521	132,795
		259,640
Metals & Mining (1.3%)
Compass Minerals International, Inc.	1,620,973	136,389

Oil, Gas & Consumable Fuels (1.1%)
Diamondback Energy, Inc. *	203,200	15,854
Gulfport Energy Corp. *	1,142,300	29,037
Matador Resources Co. *	883,800	22,714
RSP Permian, Inc. *	559,000	15,864
Synergy Resources Corp. *	3,070,566	34,974
		118,443
Paper & Forest Products (0.9%)
Stella-Jones, Inc.	2,425,400	93,461

Pharmaceuticals (0.4%)
Phibro Animal Health Corp. Class A ^	1,249,544	40,573

Professional Services (1.0%)
Exponent, Inc. ^	2,147,870	110,895

Real Estate Management & Development (0.0%)
Altisource Asset Management Corp. *^	118,317	2,007

Semiconductors & Semiconductor Equipment (1.3%)
MKS Instruments, Inc.	480,700	17,723
Power Integrations, Inc. ^	2,326,400	120,275
		137,998
Software (10.0%)
Aspen Technology, Inc. *	1,496,800	65,784
Computer Modelling Group Ltd. ^	5,214,200	40,399
Constellation Software, Inc.	380,542	163,321
Descartes Systems Group, Inc. *	2,442,050	48,768
Enghouse Systems Ltd.	1,205,300	58,719
Fair Isaac Corp.	1,193,658	113,696
Manhattan Associates, Inc. *	2,698,328	206,692
Monotype Imaging Holdings, Inc. ^	3,164,806	83,646
NICE-Systems Ltd. ADR	636,000	39,095
Progress Software Corp. *	1,189,100	28,527
Qualys, Inc. *	474,600	18,253
Tyler Technologies, Inc. *	1,215,732	216,935
		1,083,835
Specialty Retail (3.4%)
Asbury Automotive Group, Inc. *	544,600	40,900
Hibbett Sports, Inc. *^	1,324,669	43,462
Lithia Motors, Inc. Class A	606,100	75,302
Monro Muffler Brake, Inc.	515,200	38,146
Sally Beauty Holdings, Inc. *	2,308,793	59,705
Tractor Supply Co.	1,320,382	117,976
		375,491
Technology Hardware, Storage & Peripherals (0.9%)
Electronics For Imaging, Inc. *	2,022,300	99,254

Trading Companies & Distributors (1.5%)
Applied Industrial Technologies, Inc.	1,347,808	57,484
Watsco, Inc.	847,604	107,739
		165,223
Total Common Stocks (Cost $5,712,328)		10,790,806

Short-Term Investments (0.9%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.00% h	56,701,215	56,701
State Street Institutional Treasury Plus Fund Premier Class, 0.00% h	38,663,260	38,663

Total Short-Term Investments (Cost $95,364)		95,364

Total Investments## (100.0%) (Cost $5,807,692)		10,886,170
Cash, receivables and other assets, less liabilities (0.0%)		745

Total Net Assets (100.0%)		$10,886,915

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund
(Unaudited) 11/30/15

	Number of Shares	Value† ($000's)z
Common Stocks (98.0%)

Australia (1.4%)
Insurance Australia Group Ltd.	14,995	60

Brazil (0.2%)
SLC Agricola SA	1,450	6

Canada (3.7%)
Alimentation Couche-Tard, Inc. Class B	1,780	81
Home Capital Group, Inc.	850	21
Kinaxis, Inc. *	700	25
Suncor Energy, Inc.	972	27
		154
China (2.2%)
Alibaba Group Holding Ltd. ADR *	625	53
Haier Electronics Group Co. Ltd.	21,800	39
		92
France (5.6%)
BNP Paribas SA	680	40
Rexel SA	2,486	34
Sanofi	550	49
Sodexo SA	555	55
Valeo SA	150	23
Virbac SA	150	31
		232
Germany (3.8%)
Continental AG	255	61
Henkel AG & Co. KGaA, Preference Shares	490	56
Linde AG	227	40
		157
Israel (4.4%)
Bezeq Israeli Telecommunication Corp. Ltd.	26,430	57
Check Point Software Technologies Ltd. *	955	83
Teva Pharmaceutical Industries Ltd. ADR	690	44
		184
Japan (4.9%)
Daikin Industries Ltd.	400	28
FANUC Corp.	300	54
Sundrug Co. Ltd.	950	61
TOYOTA MOTOR Corp.	950	59
		202
Korea (1.2%)
Samsung Electronics Co. Ltd.	43	48

Netherlands (3.7%)
AerCap Holdings NV *	1,005	46
ASML Holding NV	725	67
Sensata Technologies Holding NV *	925	42
		155
Norway (0.6%)
DNB ASA	1,930	25

Spain (0.9%)
Banco Bilbao Vizcaya Argentaria SA	4,557	38

Sweden (1.1%)
Dometic Group AB ñ*	2,100	13
Telefonaktiebolaget LM Ericsson,B Shares	3,210	31
		44
Switzerland (7.7%)
Cie Financiere Richemont SA	470	35
Givaudan SA *	38	68
Julius Baer Group Ltd. *	1,275	61
Roche Holding AG	236	63
SGS SA	26	50
Sonova Holding AG	330	42
		319
United Kingdom (14.0%)
Aon PLC	565	53
Barclays PLC	13,850	47
Howden Joinery Group PLC	7,180	56
Lloyds Banking Group PLC	27,010	30
Prudential PLC	3,045	71
SABMiller PLC	920	56
Spectris PLC	1,294	35
St. James's Place PLC	4,050	62
TalkTalk Telecom Group PLC	12,580	45
Travis Perkins PLC	1,863	57
Virgin Money Holdings UK PLC	6,734	36
Worldpay Group PLC ñ*	7,650	34
		582
United States (42.6%)
Alphabet, Inc. Class A *	45	34
Alphabet, Inc. Class C *	45	33
Amazon.com, Inc. *	108	72
American Tower Corp.	430	43
Amphenol Corp. Class A	765	42
Apple, Inc.	843	100
BlackRock, Inc.	173	63
Blue Buffalo Pet Products, Inc. *	1,650	30
Cabot Oil & Gas Corp.	610	12
Cardinal Health, Inc.	925	80
CDW Corp.	625	27
CVS Health Corp.	710	67
eBay, Inc. *	1,095	32
EOG Resources, Inc.	514	43
Estee Lauder Cos., Inc. Class A	525	44
First Republic Bank	760	52
Gilead Sciences, Inc.	300	32
Graco, Inc.	715	54
Henry Schein, Inc. *	455	71
Intercontinental Exchange, Inc.	255	66
JPMorgan Chase & Co.	1,070	71
Medtronic PLC	542	41
Milacron Holdings Corp. *	1,070	16
Motorola Solutions, Inc.	430	31
Nielsen Holdings PLC	1,415	66
Nordstrom, Inc.	550	31
PayPal Holdings, Inc. *	745	26
Pioneer Natural Resources Co.	270	39
Pitney Bowes, Inc.	1,460	32
Range Resources Corp.	580	17
RPM International, Inc.	1,405	66
Samsonite International SA	9,650	29
SanDisk Corp.	555	41
Schlumberger Ltd.	495	38
Sealed Air Corp.	1,345	61
VF Corp.	325	21
Visa, Inc. Class A	525	41
Wabtec Corp.	515	41
Waste Connections, Inc.	1,155	63
		1,768
Total Common Stocks (Cost $3,774)		4,066

Short-Term Investments (2.3%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.00% h (Cost $95)	94,938	95

Total Investments## (100.3%) (Cost $3,869)		4,161
Liabilities, less cash, receivables and other assets [(0.3%)]		(13)

Total Net Assets (100.0%)		$4,148

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY
GLOBAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Banks	$339	8.2%
Insurance	246	5.9%
Food & Staples Retailing	209	5.0%
Technology Hardware, Storage & Peripherals	189	4.6%
Pharmaceuticals	187	4.5%
Chemicals	174	4.2%
Machinery	165	4.0%
Internet Software & Services	152	3.7%
Health Care Providers & Services	151	3.6%
Oil, Gas & Consumable Fuels	138	3.3%
Trading Companies & Distributors	137	3.3%
Capital Markets	124	3.0%
Professional Services	116	2.8%
Software	108	2.6%
Electronic Equipment, Instruments & Components	104	2.5%
Diversified Telecommunication Services	102	2.5%
IT Services	101	2.4%
Commercial Services & Supplies	95	2.3%
Textiles, Apparel & Luxury Goods	85	2.0%
Auto Components	84	2.0%
Health Care Equipment & Supplies	83	2.0%
Internet & Catalog Retail	72	1.7%
Semiconductors & Semiconductor Equipment	67	1.6%
Diversified Financial Services	66	1.6%
Communications Equipment	62	1.5%
Containers & Packaging	61	1.5%
Automobiles	59	1.4%
Beverages	56	1.4%
Household Products	56	1.4%
Specialty Retail	56	1.4%
Hotels, Restaurants & Leisure	55	1.3%
Personal Products	44	1.1%
Real Estate Investment Trusts	43	1.0%
Electrical Equipment	42	1.0%
Household Durables	39	0.9%
Energy Equipment & Services	38	0.9%
Food Products	36	0.9%
Biotechnology	32	0.8%
Multiline Retail	31	0.7%
Building Products	28	0.7%
Thrifts & Mortgage Finance	21	0.5%
Transportation Infrastructure	13	0.3%
Short-Term Investments and Other Assets-Net	82	2.0%
	$4,148	100.0%

Schedule of Investments Global Real Estate Fund
(Unaudited) 11/30/15

	Number of Shares	Value† ($000's)z
Common Stocks (100.3%)

Australia (6.1%)
Goodman Group	7,517	33
Investa Office Fund	7,987	22
Mirvac Group	18,313	25
Scentre Group	16,450	48
Westfield Corp.	6,411	44
		172
Canada (3.2%)
Allied Properties Real Estate Investment Trust	1,035	25
Brookfield Asset Management, Inc. Class A	1,120	39
RioCan Real Estate Investment Trust	1,422	27
		91
France (4.0%)
ICADE	516	36
Unibail-Rodamco SE	303	78
		114
Germany (3.2%)
Deutsche Wohnen AG	2,034	56
Vonovia SE	1,099	34
		90
Hong Kong (6.2%)
Henderson Land Development Co. Ltd.	6,683	41
Hongkong Land Holdings Ltd.	5,826	41
Sun Hung Kai Properties Ltd.	7,500	93
		175
Japan (11.3%)
Industrial & Infrastructure Fund Investment Corp.	7	31
Kenedix Retail REIT Corp.	13	27
Mitsubishi Estate Co. Ltd.	3,612	76
Mitsui Fudosan Co. Ltd.	3,459	87
Mori Hills REIT Investment Corp.	22	28
Nippon Building Fund, Inc.	8	38
Sumitomo Realty & Development Co. Ltd.	1,147	35
		322
Singapore (2.4%)
Ascendas Real Estate Investment Trust	16,000	27
CapitaLand Ltd.	13,033	28
City Developments Ltd.	2,431	13
		68
Sweden (1.5%)
Hufvudstaden AB, A Shares	3,096	43

United Kingdom (9.0%)
Capital & Counties Properties PLC	9,365	62
Great Portland Estates PLC	4,434	59
Land Securities Group PLC	3,293	61
Segro PLC	5,210	35
Shaftesbury PLC	2,810	39
		256
United States (53.4%)
American Homes 4 Rent Class A	1,656	28
American Tower Corp.	459	46
AvalonBay Communities, Inc.	481	87
Boston Properties, Inc.	592	74
DCT Industrial Trust, Inc.	787	30
Digital Realty Trust, Inc.	516	37
Douglas Emmett, Inc.	1,325	41
Equinix, Inc.	203	60
Equity Commonwealth *	1,101	30
Equity Lifestyle Properties, Inc.	640	40
Equity Residential	1,265	101
Essex Property Trust, Inc.	304	70
Extra Space Storage, Inc.	362	30
Federal Realty Investment Trust	359	53
Forest City Enterprises, Inc. Class A *	891	20
General Growth Properties, Inc.	1,806	46
Host Hotels & Resorts, Inc.	2,633	44
Kimco Realty Corp.	2,281	60
National Retail Properties, Inc.	763	29
OMEGA Healthcare Investors, Inc.	838	29
Prologis, Inc.	1,077	46
Public Storage	494	119
Simon Property Group, Inc.	733	137
SL Green Realty Corp.	373	44
Starwood Hotels & Resorts Worldwide, Inc.	352	25
Taubman Centers, Inc.	434	31
Ventas, Inc.	1,007	54
Vornado Realty Trust	324	31
Welltower, Inc.	759	48
Weyerhaeuser Co.	941	30
		1,520
Total Common Stocks (Cost $2,907)		2,851

Short-Term Investments (0.5%)
State Street Institutional Liquid Reserves Fund Premier Class, 0.15% h (Cost $15)	15,184	15

Total Investments## (100.8%) (Cost $2,922)		2,866
Liabilities, less cash, receivables and other assets [(0.8%)]		(22)

Total Net Assets (100.0%)		$2,844

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY
GLOBAL REAL ESTATE FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Real Estate Holding & Development	$668	23.5%
Industrial & Office REITs	658	23.2%
Retail REITs	619	21.8%
Residential REITs	351	12.3%
Specialty REITs	262	9.2%
Diversified REITs	176	6.2%
Hotel & Lodging REITs	69	2.4%
Health Care REITs	48	1.7%
Short-Term Investments and Other Assets-Net	(7)	(0.3)%
	$2,844	100.0%

Schedule of Investments Greater China Equity Fund
(Unaudited) 11/30/15

	Number of Shares	Value† ($000's)z
Common Stocks (81.7%)

Automobiles (7.8%)
Brilliance China Automotive Holdings Ltd.	3,964,000	5,041
Great Wall Motor Co. Ltd., H Shares	3,018,000	3,725
		8,766
Banks (2.4%)
Industrial & Commercial Bank of China Ltd., H Shares	4,471,000	2,716

Beverages (0.5%)
Kweichow Moutai Co. Ltd. Class A	17,257	575

Capital Markets (1.0%)
China Huarong Asset Management Co. Ltd. ñ*	2,923,000	1,161

Commercial Services & Supplies (3.6%)
China Everbright International Ltd.	2,669,000	4,055

Diversified Consumer Services (0.6%)
TAL Education Group ADR *	15,261	672

Food Products (0.2%)
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	101,540	234

Independent Power and Renewable Electricity Producers (6.7%)
China Power International Development Ltd.	6,440,000	3,422
China Resources Power Holdings Co. Ltd.	525,887	990
Huadian Fuxin Energy Corp. Ltd., H Shares	4,522,000	1,301
Huadian Power International Corp. Ltd., H Shares	2,926,000	1,849
		7,562
Insurance (13.0%)
China Taiping Insurance Holdings Co. Ltd. *	848,000	2,570
PICC Property & Casualty Co. Ltd., H Shares	2,056,000	4,455
Ping An Insurance Group Co. of China Ltd., H Shares	1,404,500	7,681
		14,706
Internet & Catalog Retail (3.6%)
JD.com, Inc. ADR *	133,668	4,101

Internet Software & Services (19.4%)
Alibaba Group Holding Ltd. ADR *	48,084	4,043
Baidu, Inc. ADR *	16,358	3,565
NetEase, Inc. ADR	37,781	6,297
Qihoo 360 Technology Co. Ltd. ADR *	10,155	689
Tencent Holdings Ltd.	363,900	7,261
		21,855
Machinery (1.5%)
Zhengzhou Yutong Bus Co. Ltd. Class A	494,167	1,627

Oil, Gas & Consumable Fuels (0.4%)
CNOOC Ltd.	443,000	490

Pharmaceuticals (6.5%)
China Medical System Holdings Ltd.	2,215,000	3,063
CSPC Pharmaceutical Group Ltd.	4,478,000	4,216
		7,279
Real Estate Management & Development (2.7%)
Poly Real Estate Group Co. Ltd. Class A	779,197	1,169
Red Star Macalline Group Corp. Ltd., H Shares ñ*	381,600	485
Sunac China Holdings Ltd.	2,097,000	1,407
		3,061
Transportation Infrastructure (5.3%)
Shanghai International Airport Co. Ltd. Class A	1,068,222	4,779
Shenzhen International Holdings Ltd.	747,000	1,229
		6,008
Water Utilities (2.8%)
Beijing Enterprises Water Group Ltd. *	2,910,000	2,271
Kangda International Environmental Co. Ltd. ñ*	3,136,000	906
		3,177
Wireless Telecommunication Services (3.7%)
China Mobile Ltd.	367,000	4,180

Total Common Stocks (Cost $97,526)		92,225

Participatory Notes (15.3%)

Beverages (1.2%)
Kweichow Moutai Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 8/17/2018	39,100	1,310

Food Products (3.4%)
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 7/10/2017	100,000	231
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (issuer Macquarie Bank, Ltd.), Expiration Date 2/17/2017	1,423,014	3,280
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/15/2016 ñ	133,200	307
		3,818
Health Care Providers & Services (2.6%)
Huadong Medicine Co. Ltd., Class A (issuer BNP Paribas Arbitrage), Expiration Date 3/30/2016 ñ	12,230	144
Huadong Medicine Co. Ltd., Class A (issuer UBS AG), Expiration Date 6/16/2016	18,433	216
Huadong Medicine Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 6/19/2023	74,807	877
Huadong Medicine Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 11/12/2018	30,290	355
Huadong Medicine Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/15/2016 ñ	114,318	1,340
		2,932
Household Durables (2.4%)
Midea Group Co. Ltd., Class A (issuer Goldman Sachs Int'l), Expiration Date 3/13/2016	38,190	160
Midea Group Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/15/2016 ñ	94,282	395
Midea Group Co. Ltd., Class A (issuer BNP Paribas Arbitrage), Expiration Date 1/6/2016 ñ	445,857	1,870
Midea Group Co. Ltd., Class A (issuer Credit Suisse AG), Expiration Date 6/29/2020 ñ	66,600	279
		2,704
Internet Software & Services (1.6%)
Wangsu Science & Technology Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/17/2017	182,100	1,764

Machinery (3.9%)
Zhengzhou Yutong Bus Co. Ltd., Class A (issuer BNP Paribas Arbitrage), Expiration Date 1/13/2017 ñ	927,155	3,054
Zhengzhou Yutong Bus Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 1/13/2025	219,150	722
Zhengzhou Yutong Bus Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 12/30/2015	83,400	275
Zhengzhou Yutong Bus Co. Ltd., Class A (issuer UBS AG), Expiration Date 1/21/2016	110,006	362
		4,413
Transportation Infrastructure (0.2%)
Shanghai International Airport Co. Ltd., Class A (issuer Macquarie Bank Ltd.), Expiration Date 10/30/2017	61,189	273

Total Participatory Notes (Cost $17,270)		17,214

Short-Term Investments (0.4%)
State Street Institutional Government Money Market Fund Premier Class, 0.00% h (Cost $466)	466,399	466

Total Investments## (97.4%) (Cost $115,262)		109,905
Cash, receivables and other assets, less liabilities (2.6%)		2,924

Total Net Assets (100.0%)		$112,829

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) 11/30/15

	Number of Shares	Value† ($000's)z
Common Stocks (95.2%)

Airlines (1.0%)
Delta Air Lines, Inc.	279,400	12,981

Auto Components (2.7%)
BorgWarner, Inc.	602,051	25,702
Johnson Controls, Inc.	185,000	8,510
		34,212
Banks (4.5%)
JPMorgan Chase & Co.	108,865	7,259
U.S. Bancorp	1,103,692	48,441
		55,700
Beverages (1.7%)
Anheuser-Busch InBev NV ADR	170,000	21,838

Capital Markets (1.2%)
BlackRock, Inc.	40,505	14,732

Chemicals (0.6%)
Ashland, Inc.	71,665	8,073

Consumer Finance (4.2%)
American Express Co.	551,388	39,501
Synchrony Financial *	401,665	12,785
		52,286
Diversified Financial Services (4.2%)
Berkshire Hathaway, Inc. Class B *	269,285	36,109
Intercontinental Exchange, Inc.	62,905	16,345
		52,454
Diversified Telecommunication Services (2.3%)
Level 3 Communications, Inc. *	559,997	28,465

Electronic Equipment, Instruments & Components (1.0%)
CDW Corp.	290,000	12,519

Energy Equipment & Services (2.9%)
Schlumberger Ltd.	470,150	36,272

Food & Staples Retailing (1.9%)
CVS Health Corp.	251,665	23,679

Food Products (2.4%)
ConAgra Foods, Inc.	520,000	21,284
Keurig Green Mountain, Inc.	175,427	9,192
		30,476
Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	360,442	16,191
Becton, Dickinson & Co.	41,774	6,277
		22,468
Health Care Providers & Services (3.7%)
DaVita HealthCare Partners, Inc. *	467,653	34,158
UnitedHealth Group, Inc.	109,620	12,355
		46,513
Household Durables (4.0%)
Newell Rubbermaid, Inc.	1,108,214	49,493

Industrial Conglomerates (5.8%)
3M Co.	172,215	26,965
Danaher Corp.	465,959	44,914
		71,879
Insurance (1.0%)
Progressive Corp.	420,050	12,946

Internet & Catalog Retail (0.5%)
Amazon.com, Inc. *	10,000	6,648

Internet Software & Services (2.4%)
eBay, Inc. *	1,025,230	30,337

IT Services (7.2%)
Alliance Data Systems Corp. *	123,923	35,548
First Data Corp. Class A *	629,470	10,575
MasterCard, Inc. Class A	201,646	19,745
PayPal Holdings, Inc. *	383,956	13,538
Visa, Inc. Class A	137,880	10,894
		90,300
Leisure Products (1.3%)
Polaris Industries, Inc.	148,000	15,604

Life Sciences Tools & Services (1.4%)
Mettler-Toledo International, Inc. *	21,635	7,416
Thermo Fisher Scientific, Inc.	74,250	10,276
		17,692
Machinery (2.1%)
Ingersoll-Rand PLC	179,000	10,502
Lincoln Electric Holdings, Inc.	271,588	15,331
		25,833
Multi-Utilities (3.4%)
WEC Energy Group, Inc.	851,248	41,983

Multiline Retail (1.5%)
Dollar General Corp.	290,000	18,969

Oil, Gas & Consumable Fuels (4.5%)
Enbridge, Inc.	825,020	29,247
Noble Energy, Inc.	730,283	26,779
		56,026
Pharmaceuticals (2.1%)
Roche Holding AG	97,399	26,081

Real Estate Investment Trusts (1.1%)
Weyerhaeuser Co.	414,525	13,335

Real Estate Management & Development (1.8%)
Brookfield Asset Management, Inc. Class A	645,640	22,171

Road & Rail (1.3%)
Canadian Pacific Railway Ltd.	113,000	16,664

Semiconductors & Semiconductor Equipment (3.2%)
Texas Instruments, Inc.	680,000	39,522

Software (4.6%)
Adobe Systems, Inc. *	228,124	20,864
Intuit, Inc.	359,239	35,996
		56,860
Specialty Retail (3.0%)
TJX Cos., Inc.	538,102	37,990

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.	56,500	6,684

Textiles, Apparel & Luxury Goods (3.2%)
lululemon athletica, Inc. *	431,000	20,610
PVH Corp.	210,000	19,171
		39,781
Trading Companies & Distributors (1.5%)
W.W. Grainger, Inc.	93,660	18,783

Wireless Telecommunication Services (1.7%)
SBA Communications Corp. Class A *	198,000	20,822

Total Common Stocks (Cost $981,950)		1,189,071
Short-Term Investments (4.1%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.00% h (Cost $50,548)	50,548,172	50,548

Total Investments## (99.3%) (Cost $1,032,498)		1,239,619
Cash, receivables and other assets, less liabilities (0.7%)		9,037

Total Net Assets (100.0%)		$1,248,656

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund
(Unaudited) 11/30/15

	Number of Shares	Value† ($000's)z
Common Stocks (95.8%)

Australia (3.2%)
Brambles Ltd.	1,632,520	12,857
Insurance Australia Group Ltd.	4,538,820	18,185
Spotless Group Holdings Ltd.	6,780,643	10,592
		41,634
Austria (1.2%)
Andritz AG	304,255	15,965

Belgium (1.0%)
Colruyt SA	261,595	12,963

Brazil (0.1%)
SLC Agricola SA	411,900	1,834

Canada (5.0%)
Alimentation Couche-Tard, Inc. Class B	441,100	20,109
ATS Automation Tooling Systems, Inc. *	953,600	9,140
Home Capital Group, Inc.	398,500	9,835
Kinaxis, Inc. *	175,000	6,121
MacDonald, Dettwiler & Associates Ltd.	199,533	12,838
Suncor Energy, Inc.	228,868	6,324
		64,367
China (1.2%)
Alibaba Group Holding Ltd. ADR *	192,100	16,152

Denmark (0.8%)
Sydbank A/S	313,016	10,271

France (10.0%)
Arkema SA	177,276	12,772
BNP Paribas SA	249,450	14,788
Pernod-Ricard SA	106,700	12,141
Publicis Groupe SA	162,490	10,253
Rexel SA	813,097	11,138
Sanofi	168,670	15,037
Sodexo SA	215,455	21,298
SPIE SA *	686,192	12,470
Valeo SA	65,535	10,147
Virbac SA	49,481	10,059
		130,103
Germany (9.5%)
Bayer AG	112,580	15,023
Brenntag AG	308,660	16,863
Continental AG	66,255	16,009
Deutsche Boerse AG	108,929	9,344
Gerresheimer AG	155,248	12,122
Henkel AG & Co. KGaA, Preference Shares	137,865	15,659
Linde AG	107,771	18,816
SAP SE ADR	237,200	18,739
		122,575
Hong Kong (0.8%)
HKBN Ltd. *	7,940,800	10,129

Ireland (2.2%)
DCC PLC	233,418	20,987
Greencore Group PLC	1,379,000	7,014
		28,001
Israel (4.6%)
Bezeq Israeli Telecommunication Corp. Ltd.	7,247,049	15,611
Check Point Software Technologies Ltd. *	348,700	30,438
Teva Pharmaceutical Industries Ltd. ADR	209,800	13,203
		59,252
Italy (1.1%)
Azimut Holding SpA	541,225	13,821

Japan (11.5%)
Daikin Industries Ltd.	98,700	6,935
FANUC Corp.	83,200	14,815
KANSAI PAINT Co. Ltd.	1,197,800	18,896
KEYENCE Corp.	36,350	19,702
PIGEON Corp.	335,300	9,615
SANTEN PHARMACEUTICAL Co. Ltd.	852,400	13,517
SMC Corp.	64,700	17,145
Sundrug Co. Ltd.	411,800	26,528
TOYOTA MOTOR Corp.	355,000	22,081
		149,234
Korea (1.2%)
Samsung Electronics Co. Ltd.	14,601	16,189

Netherlands (4.7%)
AerCap Holdings NV *	219,400	9,970
Akzo Nobel NV	227,746	16,199
ASML Holding NV	189,486	17,512
Euronext NV ñ	137,058	6,818
Koninklijke Ahold NV	492,469	10,713
		61,212
Norway (0.7%)
DNB ASA	184,200	2,425
Skandiabanken ASA ñ*	1,383,800	6,926
		9,351
Spain (1.7%)
Banco Bilbao Vizcaya Argentaria SA	1,435,305	11,913
Euskaltel SA ñ*	784,397	9,713
		21,626
Sweden (2.2%)
Dometic Group AB ñ*	639,500	3,981
Nordea Bank AB	1,041,875	11,546
Telefonaktiebolaget LM Ericsson,B Shares	1,296,490	12,628
		28,155
Switzerland (12.9%)
Bucher Industries AG	50,380	11,458
Cie Financiere Richemont SA	145,525	10,891
Givaudan SA *	10,805	19,502
Julius Baer Group Ltd. *	334,170	15,993
Partners Group Holding AG	45,440	16,408
Roche Holding AG	71,309	19,095
SGS SA	7,725	14,777
Sonova Holding AG	101,825	12,846
TE Connectivity Ltd.	198,900	13,344
Tecan Group AG	138,228	20,448
UBS Group AG	633,910	12,169
		166,931
United Kingdom (18.0%)
Aon PLC	171,800	16,276
Barclays PLC	4,130,420	13,885
Bunzl PLC	738,210	21,347
Clinigen Group PLC	892,602	9,021
Diploma PLC	779,610	8,337
Lloyds Banking Group PLC	17,108,445	18,800
Mitie Group PLC	3,615,108	17,374
Prudential PLC	923,935	21,423
RELX PLC	998,912	18,023
RPS Group PLC	3,103,683	10,903
SABMiller PLC	198,770	12,069
Spectris PLC	402,397	10,782
St. James's Place PLC	1,052,484	16,105
TalkTalk Telecom Group PLC	3,900,820	14,100
Travis Perkins PLC	552,122	16,905
Worldpay Group PLC ñ*	1,570,545	7,073
		232,423
United States (2.2%)
Nielsen Holdings PLC	422,402	19,718
Samsonite International SA	2,937,100	8,713
		28,431
Total Common Stocks (Cost $1,122,229)		1,240,619

Short-Term Investments (3.8%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.00% h (Cost $48,454)	48,454,345	48,454

Total Investments## (99.6%) (Cost $1,170,683)		1,289,073
Cash, receivables and other assets, less liabilities (0.4%)		5,597

Total Net Assets (100.0%)		$1,294,670

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY
INTERNATIONAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Banks	$90,554	7.0%
Chemicals	86,185	6.7%
Pharmaceuticals	85,934	6.6%
Trading Companies & Distributors	84,561	6.5%
Insurance	71,989	5.6%
Food & Staples Retailing	70,313	5.4%
Machinery	68,523	5.3%
Capital Markets	58,391	4.5%
Software	55,298	4.3%
Commercial Services & Supplies	51,726	4.0%
Diversified Telecommunication Services	49,553	3.8%
Electronic Equipment, Instruments & Components	43,828	3.4%
Life Sciences Tools & Services	41,591	3.2%
Professional Services	34,495	2.7%
Media	28,276	2.2%
Auto Components	26,156	2.0%
Household Products	25,274	2.0%
Beverages	24,210	1.8%
Automobiles	22,081	1.7%
Hotels, Restaurants & Leisure	21,298	1.6%
Industrial Conglomerates	20,987	1.6%
Textiles, Apparel & Luxury Goods	19,604	1.5%
Semiconductors & Semiconductor Equipment	17,512	1.4%
Technology Hardware, Storage & Peripherals	16,189	1.2%
Diversified Financial Services	16,162	1.2%
Internet Software & Services	16,152	1.2%
Health Care Equipment & Supplies	12,846	1.0%
Aerospace & Defense	12,838	1.0%
Communications Equipment	12,628	1.0%
Construction & Engineering	12,470	1.0%
Thrifts & Mortgage Finance	9,835	0.8%
Food Products	8,848	0.7%
IT Services	7,072	0.6%
Building Products	6,935	0.5%
Oil, Gas & Consumable Fuels	6,324	0.5%
Transportation Infrastructure	3,981	0.3%
Short-Term Investments and Other Assets-Net	54,051	4.2%
	$1,294,670	100.0%

Schedule of Investments International Select Fund
(Unaudited) 11/30/15

	Number of Shares	Value† ($000's)z
Common Stocks (97.5%)

Australia (2.4%)
Brambles Ltd.	313,055	2,465
Insurance Australia Group Ltd.	881,765	3,533
		5,998
Austria (1.2%)
Andritz AG	58,310	3,060

Belgium (1.0%)
Colruyt SA	50,280	2,492

Canada (3.4%)
Alimentation Couche-Tard, Inc. Class B	109,100	4,974
Home Capital Group, Inc.	87,700	2,164
Suncor Energy, Inc.	44,362	1,226
		8,364
China (1.3%)
Alibaba Group Holding Ltd. ADR *	37,100	3,119

Denmark (0.6%)
Jyske Bank A/S *	31,750	1,444

France (11.8%)
Arkema SA	34,285	2,470
BNP Paribas SA	58,225	3,452
Pernod-Ricard SA	20,860	2,374
Publicis Groupe SA	39,203	2,473
Rexel SA	185,418	2,540
Sanofi	41,835	3,729
Schneider Electric SE	43,379	2,750
Sodexo SA	42,465	4,198
SPIE SA *	130,200	2,366
Valeo SA	16,900	2,617
		28,969
Germany (9.6%)
Bayer AG	22,505	3,003
Brenntag AG	61,045	3,335
Continental AG	15,650	3,782
Deutsche Boerse AG	30,557	2,621
Henkel AG & Co. KGaA, Preference Shares	32,360	3,676
Linde AG	20,695	3,613
SAP SE ADR	46,485	3,672
		23,702
Ireland (1.3%)
DCC PLC	34,270	3,081

Israel (5.3%)
Bezeq Israeli Telecommunication Corp. Ltd.	1,667,640	3,592
Check Point Software Technologies Ltd. *	78,900	6,887
Teva Pharmaceutical Industries Ltd. ADR	40,200	2,530
		13,009
Italy (1.1%)
Azimut Holding SpA	104,640	2,672

Japan (13.1%)
Daikin Industries Ltd.	19,200	1,349
FANUC Corp.	22,000	3,918
KANSAI PAINT Co. Ltd.	313,800	4,950
KEYENCE Corp.	7,300	3,957
MIRACA HOLDINGS, Inc.	56,100	2,493
SANTEN PHARMACEUTICAL Co. Ltd.	222,800	3,533
SMC Corp.	15,100	4,001
Sundrug Co. Ltd.	50,500	3,253
TOYOTA MOTOR Corp.	78,900	4,908
		32,362
Korea (1.6%)
Samsung Electronics Co. Ltd.	3,666	4,065

Netherlands (5.1%)
AerCap Holdings NV *	42,400	1,927
Akzo Nobel NV	50,431	3,587
ASML Holding NV	45,050	4,163
Koninklijke Ahold NV	127,190	2,767
		12,444
Norway (0.6%)
DNB ASA	105,243	1,385

Spain (0.9%)
Banco Bilbao Vizcaya Argentaria SA	277,453	2,303

Sweden (2.4%)
Nordea Bank AB	257,975	2,859
Telefonaktiebolaget LM Ericsson,B Shares	307,395	2,994
		5,853
Switzerland (14.5%)
Cie Financiere Richemont SA	28,225	2,112
Givaudan SA *	2,416	4,361
Julius Baer Group Ltd. *	52,740	2,524
Novartis AG	51,991	4,445
Partners Group Holding AG	9,320	3,365
Roche Holding AG	21,571	5,776
SGS SA	2,192	4,193
Sonova Holding AG	19,475	2,457
TE Connectivity Ltd.	47,700	3,200
UBS Group AG	177,180	3,401
		35,834
United Kingdom (18.0%)
Aon PLC	43,300	4,102
Barclays PLC	966,365	3,249
Bunzl PLC	175,230	5,067
Howden Joinery Group PLC	445,355	3,488
Lloyds Banking Group PLC	3,997,330	4,393
Prudential PLC	179,450	4,161
RELX PLC	231,326	4,174
SABMiller PLC	44,825	2,722
Spectris PLC	77,891	2,087
St. James's Place PLC	206,455	3,159
TalkTalk Telecom Group PLC	880,350	3,182
Travis Perkins PLC	107,693	3,297
Worldpay Group PLC ñ*	303,400	1,366
		44,447
United States (2.3%)
Nielsen Holdings PLC	82,900	3,870
Samsonite International SA	569,700	1,690
		5,560
Total Common Stocks (Cost $211,081)		240,163

Short-Term Investments (2.3%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.00% h (Cost $5,666)	5,666,392	5,666

Total Investments## (99.8%) (Cost $216,747)		245,829
Cash, receivables and other assets, less liabilities (0.2%)		575

Total Net Assets (100.0%)		$246,404

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY
INTERNATIONAL SELECT FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Pharmaceuticals	$23,016	9.3%
Banks	19,085	7.8%
Chemicals	18,981	7.7%
Trading Companies & Distributors	16,166	6.6%
Insurance	14,955	6.1%
Food & Staples Retailing	13,486	5.4%
Capital Markets	11,962	4.8%
Machinery	10,979	4.4%
Software	10,559	4.3%
Electronic Equipment, Instruments & Components	9,244	3.7%
Professional Services	8,063	3.3%
Diversified Telecommunication Services	6,774	2.7%
Media	6,647	2.7%
Auto Components	6,399	2.6%
Beverages	5,096	2.1%
Automobiles	4,908	2.0%
Hotels, Restaurants & Leisure	4,198	1.7%
Semiconductors & Semiconductor Equipment	4,163	1.7%
Technology Hardware, Storage & Peripherals	4,065	1.6%
Textiles, Apparel & Luxury Goods	3,802	1.5%
Household Products	3,676	1.5%
Specialty Retail	3,488	1.4%
Internet Software & Services	3,119	1.3%
Industrial Conglomerates	3,081	1.3%
Communications Equipment	2,994	1.2%
Electrical Equipment	2,750	1.1%
Diversified Financial Services	2,621	1.1%
Health Care Providers & Services	2,493	1.0%
Commercial Services & Supplies	2,465	1.0%
Health Care Equipment & Supplies	2,457	1.0%
Construction & Engineering	2,366	1.0%
Thrifts & Mortgage Finance	2,164	0.9%
IT Services	1,366	0.6%
Building Products	1,349	0.6%
Oil, Gas & Consumable Fuels	1,226	0.5%
Short-Term Investments and Other Assets-Net	6,241	2.5%
	$246,404	100.0%

Schedule of Investments Intrinsic Value Fund
(Unaudited) 11/30/15

	Number of Shares	Value† ($000's)z
Common Stocks (93.0%)

Aerospace & Defense (6.2%)
Aerovironment, Inc. *	175,659	4,493
KEYW Holding Corp. *	788,850	5,041
Spirit AeroSystems Holdings, Inc. Class A *	216,390	11,349
Teledyne Technologies, Inc. *	48,752	4,510
Textron, Inc.	142,739	6,091
		31,484
Banks (7.5%)
BankUnited, Inc.	151,204	5,716
Comerica, Inc.	103,074	4,777
First Niagara Financial Group, Inc.	230,200	2,482
Huntington Bancshares, Inc.	723,030	8,452
TCF Financial Corp.	388,100	5,946
Texas Capital Bancshares, Inc. *	87,400	5,181
Umpqua Holdings Corp.	321,900	5,768
		38,322
Building Products (1.4%)
Owens Corning	158,000	7,401

Chemicals (1.3%)
Chemtura Corp. *	208,400	6,402

Commercial Services & Supplies (2.3%)
Clean Harbors, Inc. *	128,014	5,542
Covanta Holding Corp.	393,600	6,356
		11,898
Communications Equipment (7.9%)
ARRIS Group, Inc. *	345,769	10,570
Brocade Communications Systems, Inc.	480,759	4,512
Ciena Corp. *	376,183	9,420
Infinera Corp. *	372,800	8,396
Lumentum Holdings, Inc. *	75,120	1,502
Sonus Networks, Inc. *	465,400	3,276
Viavi Solutions, Inc. *	454,600	2,891
		40,567
Construction & Engineering (1.6%)
KBR, Inc.	426,000	8,281

Containers & Packaging (4.2%)
Avery Dennison Corp.	158,736	10,470
Crown Holdings, Inc. *	216,000	11,213
		21,683
Electronic Equipment, Instruments & Components (6.1%)
Dolby Laboratories, Inc. Class A	100,900	3,489
II-VI, Inc. *	264,430	4,924
Itron, Inc. *	190,631	6,853
Maxwell Technologies, Inc. *	466,000	3,290
Mercury Systems, Inc. *	382,160	7,483
OSI Systems, Inc. *	57,000	5,337
		31,376
Energy Equipment & Services (1.4%)
ION Geophysical Corp. *	707,717	395
McDermott International, Inc. *	289,500	1,282
TETRA Technologies, Inc. *	593,592	5,532
		7,209
Food & Staples Retailing (0.3%)
Fresh Market, Inc. *	72,000	1,727

Health Care Equipment & Supplies (1.0%)
Accuray, Inc. *	717,170	5,049

Health Care Technology (1.6%)
Allscripts Healthcare Solutions, Inc. *	525,100	7,997

Household Durables (0.3%)
iRobot Corp. *	53,500	1,770

Independent Power and Renewable Electricity Producers (3.5%)
Atlantic Power Corp.	1,049,758	2,100
Dynegy, Inc. *	331,900	5,350
NRG Energy, Inc.	440,300	5,442
Ormat Technologies, Inc.	132,141	4,856
		17,748
Internet Software & Services (1.0%)
Bankrate, Inc. *	349,800	5,100

IT Services (8.9%)
Acxiom Corp. *	478,700	10,962
Convergys Corp.	148,400	3,823
CoreLogic, Inc. *	289,925	10,687
DST Systems, Inc.	49,019	5,994
MoneyGram International, Inc. *	388,200	3,408
NeuStar, Inc. Class A *	281,609	7,097
VeriFone Systems, Inc. *	116,490	3,341
		45,312
Life Sciences Tools & Services (3.6%)
Affymetrix, Inc. *	488,800	4,629
Charles River Laboratories International, Inc. *	160,071	12,256
Fluidigm Corp. *	146,500	1,666
		18,551
Machinery (4.4%)
Harsco Corp.	392,400	4,097
ITT Corp.	96,400	3,828
Manitowoc Co., Inc.	372,300	6,292
Meritor, Inc. *	304,450	3,270
Twin Disc, Inc.	126,105	1,456
Valmont Industries, Inc.	30,200	3,541
		22,484
Marine (0.5%)
Danaos Corp. *	402,083	2,396

Media (0.3%)
Crown Media Holdings, Inc. Class A *	228,135	1,294

Metals & Mining (0.3%)
Cliffs Natural Resources, Inc.	585,200	1,311

Personal Products (0.4%)
Elizabeth Arden, Inc. *	198,820	2,038

Real Estate Investment Trusts (0.6%)
Communications Sales & Leasing, Inc.	164,400	3,198

Road & Rail (1.9%)
Avis Budget Group, Inc. *	88,400	3,305
Ryder System, Inc.	93,904	6,194
		9,499
Semiconductors & Semiconductor Equipment (8.9%)
Alliance Semiconductor Corp. *	82,370	62
CEVA, Inc. *	112,100	2,846
Cypress Semiconductor Corp. *	405,535	4,388
FormFactor, Inc. *	476,800	4,153
M/A-COM Technology Solutions Holdings, Inc. *	147,063	5,434
Mellanox Technologies Ltd. *	105,750	4,752
Rambus, Inc. *	833,944	9,949
Rudolph Technologies, Inc. *	132,100	1,880
Ultratech, Inc. *	454,000	7,541
Veeco Instruments, Inc. *	209,900	4,292
		45,297
Software (11.0%)
Cadence Design Systems, Inc. *	243,707	5,435
Covisint Corp. *	765,305	1,982
Gigamon, Inc. *	75,900	2,056
Nuance Communications, Inc. *	507,800	10,628
Rovi Corp. *	510,530	6,029
Seachange International, Inc. *	519,267	3,619
Silver Spring Networks, Inc. *	376,276	5,016
Verint Systems, Inc. *	252,461	11,828
Xura, Inc. *	380,556	9,845
		56,438
Specialty Retail (2.2%)
Express, Inc. *	260,100	4,354
New York & Co., Inc. *	229,700	505
Office Depot, Inc. *	456,067	3,006
Select Comfort Corp. *	135,400	3,198
		11,063
Technology Hardware, Storage & Peripherals (0.2%)
Quantum Corp. *	1,359,400	1,198

Textiles, Apparel & Luxury Goods (1.3%)
Crocs, Inc. *	267,500	2,976
Deckers Outdoor Corp. *	71,000	3,475
		6,451
Wireless Telecommunication Services (0.9%)
Telephone & Data Systems, Inc.	81,100	2,294
United States Cellular Corp. *	58,800	2,452
		4,746
Total Common Stocks (Cost $427,011)		475,290

Short-Term Investments (7.0%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.00% h (Cost $35,936)	35,936,041	35,936

Total Investments## (100.0%) (Cost $462,947)		511,226
Liabilities, less cash, receivables and other assets [(0.0%)]		(13)

Total Net Assets (100.0%)		$511,213

See Notes to Schedule of Investments

Schedule of Investments Large Cap Disciplined Growth Fund
(Unaudited) 11/30/15

	Number of Shares	Value† ($000's)z
Common Stocks (97.0%)

Aerospace & Defense (0.9%)
General Dynamics Corp.	3,692	541

Air Freight & Logistics (1.7%)
FedEx Corp.	6,348	1,006

Automobiles (1.9%)
General Motors Co.	31,055	1,124

Banks (2.0%)
JPMorgan Chase & Co.	17,615	1,175

Beverages (1.3%)
PepsiCo, Inc.	7,683	770

Biotechnology (4.5%)
Gilead Sciences, Inc.	11,172	1,184
Vertex Pharmaceuticals, Inc. *	11,276	1,458
		2,642
Chemicals (4.7%)
PPG Industries, Inc.	12,936	1,368
Sherwin-Williams Co.	4,943	1,364
		2,732
Diversified Telecommunication Services (2.0%)
Level 3 Communications, Inc. *	22,622	1,150

Food & Staples Retailing (5.2%)
Costco Wholesale Corp.	10,800	1,743
CVS Health Corp.	13,980	1,316
		3,059
Health Care Equipment & Supplies (4.4%)
Abbott Laboratories	36,348	1,633
IDEXX Laboratories, Inc. *	12,987	919
		2,552
Health Care Providers & Services (2.6%)
HCA Holdings, Inc. *	14,285	972
UnitedHealth Group, Inc.	4,630	522
		1,494
Hotels, Restaurants & Leisure (3.2%)
Starbucks Corp.	11,195	687
Starwood Hotels & Resorts Worldwide, Inc.	16,589	1,192
		1,879
Industrial Conglomerates (2.3%)
Danaher Corp.	13,884	1,338

Internet & Catalog Retail (6.6%)
Amazon.com, Inc. *	4,555	3,028
Netflix, Inc. *	6,954	858
		3,886
Internet Software & Services (8.9%)
Akamai Technologies, Inc. *	8,194	472
Alphabet, Inc. Class A *	3,642	2,778
eBay, Inc. *	9,139	271
Facebook, Inc. Class A *	8,565	893
LinkedIn Corp. Class A *	3,196	777
		5,191
IT Services (7.7%)
Alliance Data Systems Corp. *	4,485	1,286
FleetCor Technologies, Inc. *	7,489	1,151
PayPal Holdings, Inc. *	9,139	322
Visa, Inc. Class A	22,447	1,774
		4,533
Media (4.1%)
Comcast Corp. Class A	25,820	1,571
Walt Disney Co.	7,400	840
		2,411
Pharmaceuticals (6.8%)
Allergan PLC *	3,294	1,034
Bristol-Myers Squibb Co.	16,310	1,093
Pfizer, Inc.	35,656	1,168
Teva Pharmaceutical Industries Ltd. ADR	11,172	703
		3,998
Road & Rail (1.4%)
Union Pacific Corp.	9,715	816

Semiconductors & Semiconductor Equipment (2.9%)
ASML Holding NV	9,668	897
Micron Technology, Inc. *	49,033	781
		1,678
Software (11.2%)
Activision Blizzard, Inc.	50,356	1,896
Intuit, Inc.	12,161	1,219
Microsoft Corp.	42,066	2,286
Ultimate Software Group, Inc. *	5,854	1,156
		6,557
Specialty Retail (4.5%)
AutoZone, Inc. *	1,679	1,316
Home Depot, Inc.	9,724	1,302
		2,618
Technology Hardware, Storage & Peripherals (6.2%)
Apple, Inc.	19,293	2,283
SanDisk Corp.	18,035	1,332
		3,615
Total Common Stocks (Cost $48,309)		56,765

Short-Term Investments (1.9%)
State Street Institutional Liquid Reserves Fund Premier Class, 0.15% h (Cost $1,097)	1,097,448	1,097

Total Investments## (98.9%) (Cost $49,406)		57,862
Cash, receivables and other assets, less liabilities (1.1%)		657

Total Net Assets (100.0%)		$58,519

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund
(Unaudited) 11/30/15

	Number of Shares	Value† ($000's)z
Common Stocks (99.3%)

Aerospace & Defense (0.7%)
Honeywell International, Inc.	1,343	140
Textron, Inc.	209,897	8,956
United Technologies Corp.	1,432	137
		9,233
Airlines (4.8%)
American Airlines Group, Inc.	475,214	19,607
Delta Air Lines, Inc.	1,018,760	47,331
		66,938
Auto Components (5.7%)
BorgWarner, Inc.	730,532	31,187
Delphi Automotive PLC	263,136	23,124
Johnson Controls, Inc.	544,195	25,033
		79,344
Banks (11.6%)
Citigroup, Inc.	1,149,467	62,175
JPMorgan Chase & Co.	833,050	55,548
Wells Fargo & Co.	441,007	24,299
Zions Bancorporation	659,650	19,763
		161,785
Capital Markets (8.7%)
Bank of New York Mellon Corp.	1,364,266	59,809
Goldman Sachs Group, Inc.	192,169	36,516
Morgan Stanley	722,011	24,765
		121,090
Chemicals (0.0%)
Dow Chemical Co.	2,810	146

Commercial Services & Supplies (0.2%)
Pitney Bowes, Inc.	132,991	2,873

Construction Materials (0.4%)

Vulcan Materials Co.	57,042	5,856
Diversified Financial Services (1.7%)
CME Group, Inc.	239,197	23,358

Electrical Equipment (5.6%)
Eaton Corp. PLC	1,110,575	64,591
Emerson Electric Co.	280,771	14,039
		78,630
Energy Equipment & Services (4.0%)
Schlumberger Ltd.	624,938	48,214
Transocean Ltd.	579,320	8,319
		56,533
Hotels, Restaurants & Leisure (5.6%)
Carnival Corp.	1,542,924	77,964

Household Products (1.1%)
Procter & Gamble Co.	202,897	15,185

Industrial Conglomerates (4.9%)
General Electric Co.	2,280,356	68,274

Insurance (1.3%)
Lincoln National Corp.	342,778	18,849

Machinery (7.6%)
Caterpillar, Inc.	578,684	42,041
Cummins, Inc.	242,110	24,300
Illinois Tool Works, Inc.	52,795	4,962
Joy Global, Inc.	2,222,980	34,123
		105,426
Media (0.2%)
Twenty-First Century Fox, Inc. Class A	93,939	2,772

Metals & Mining (8.1%)
BHP Billiton Ltd. ADR	1,338,225	35,704
Newmont Mining Corp.	3,763,859	69,293
United States Steel Corp.	976,212	7,878
		112,875
Multiline Retail (1.5%)
JC Penney Co., Inc. *	2,700,602	21,524

Oil, Gas & Consumable Fuels (16.4%)
Devon Energy Corp.	1,046,149	48,133
EOG Resources, Inc.	261,847	21,846
Exxon Mobil Corp.	950,664	77,631
Memorial Resource Development Corp. *	648,861	10,570
Phillips 66	3,055	280
Pioneer Natural Resources Co.	328,896	47,608
Range Resources Corp.	815,361	23,303
		229,371
Road & Rail (0.6%)
Avis Budget Group, Inc. *	225,746	8,441

Specialty Retail (1.4%)
Staples, Inc.	1,595,898	19,262

Technology Hardware, Storage & Peripherals (2.5%)
SanDisk Corp.	374,443	27,660
Western Digital Corp.	113,937	7,111
		34,771
Textiles, Apparel & Luxury Goods (4.7%)
Ralph Lauren Corp.	523,040	64,967

Tobacco (0.0%)
Philip Morris International, Inc.	1,605	140

Total Common Stocks (Cost $1,387,923)		1,385,607

Short-Term Investments (1.4%)
State Street Institutional Liquid Reserves Fund Premier Class, 0.15% h (Cost $19,286)	19,285,536	19,286

Total Investments## (100.7%) (Cost $1,407,209)		1,404,893
Liabilities, less cash, receivables and other assets [(0.7%)]		(9,733)

Total Net Assets (100.0%)		$1,395,160
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund
(Unaudited) 11/30/15

	Number of Shares	Value† ($000's)z
Common Stocks (94.1%)

Airlines (1.9%)
Alaska Air Group, Inc.	297,500	23,720

Banks (1.9%)
Signature Bank *	65,000	10,280
SVB Financial Group *	100,000	13,248
		23,528
Biotechnology (1.9%)
Alkermes PLC *	100,000	7,336
BioMarin Pharmaceutical, Inc. *	66,500	6,342
Incyte Corp. *	85,000	9,711
		23,389
Capital Markets (3.2%)
Affiliated Managers Group, Inc. *	87,000	15,419
E*TRADE Financial Corp. *	357,500	10,879
Raymond James Financial, Inc.	222,500	13,067
		39,365
Chemicals (1.3%)
RPM International, Inc.	125,000	5,873
Sensient Technologies Corp.	155,000	10,360
		16,233
Commercial Services & Supplies (2.0%)
Stericycle, Inc. *	140,000	16,901
Waste Connections, Inc.	130,000	7,085
		23,986
Communications Equipment (1.6%)
Infinera Corp. *	610,000	13,737
Palo Alto Networks, Inc. *	32,500	6,089
		19,826
Containers & Packaging (1.0%)
Packaging Corp. of America	182,500	12,408

Distributors (1.1%)
LKQ Corp. *	462,500	13,639

Diversified Consumer Services (1.7%)
Bright Horizons Family Solutions, Inc. *	166,500	11,044
Service Corp. International	360,000	10,026
		21,070
Diversified Financial Services (1.1%)
CBOE Holdings, Inc.	187,500	13,539

Electrical Equipment (2.8%)
Acuity Brands, Inc.	74,500	17,201
AMETEK, Inc.	292,500	16,514
		33,715
Electronic Equipment, Instruments & Components (3.2%)
Amphenol Corp. Class A	215,500	11,863
CDW Corp.	327,500	14,138
Zebra Technologies Corp. Class A *	160,000	12,832
		38,833
Food & Staples Retailing (0.8%)
Rite Aid Corp. *	1,250,000	9,850

Food Products (2.4%)
Mead Johnson Nutrition Co.	77,500	6,246
Pinnacle Foods, Inc.	222,500	9,688
WhiteWave Foods Co. *	320,000	13,001
		28,935
Health Care Equipment & Supplies (4.2%)
C.R. Bard, Inc.	45,000	8,407
DENTSPLY International, Inc.	192,500	11,677
DexCom, Inc. *	133,500	11,350
NuVasive, Inc. *	190,000	9,907
Teleflex, Inc.	80,000	10,536
		51,877
Health Care Providers & Services (5.2%)
Acadia Healthcare Co., Inc. *	307,500	21,221
Centene Corp. *	130,000	7,507
Envision Healthcare Holdings, Inc. *	488,000	13,420
HealthSouth Corp.	75,000	2,639
Quest Diagnostics, Inc.	97,500	6,661
Universal Health Services, Inc. Class B	102,500	12,456
		63,904
Hotels, Restaurants & Leisure (2.2%)
Aramark	150,000	4,893
Buffalo Wild Wings, Inc. *	55,500	8,893
Norwegian Cruise Line Holdings Ltd. *	220,000	12,637
		26,423
Household Durables (1.8%)
Jarden Corp. *	255,000	11,903
Newell Rubbermaid, Inc.	217,500	9,714
		21,617
Industrial Conglomerates (1.7%)
Roper Technologies, Inc.	107,500	20,800

Insurance (1.0%)
Assurant, Inc.	138,500	11,845

Internet & Catalog Retail (1.2%)
Expedia, Inc.	55,000	6,771
Liberty Interactive Corp. QVC Group Class A *	300,000	7,944
		14,715
Internet Software & Services (1.4%)
CoStar Group, Inc. *	83,000	17,367

IT Services (5.1%)
Alliance Data Systems Corp. *	68,000	19,506
Fiserv, Inc. *	120,000	11,549
FleetCor Technologies, Inc. *	77,500	11,913
Sabre Corp.	222,500	6,510
Vantiv, Inc. Class A *	240,000	12,650
		62,128
Leisure Products (0.8%)
Polaris Industries, Inc.	87,500	9,225

Machinery (2.7%)
IDEX Corp.	82,500	6,501
Milacron Holdings Corp. *	262,200	3,860
Stanley Black & Decker, Inc.	102,500	11,189
Wabtec Corp.	137,500	11,016
		32,566
Media (1.2%)
Starz Class A *	245,000	8,644
TEGNA, Inc.	230,000	6,497
		15,141
Multiline Retail (2.3%)
Burlington Stores, Inc. *	246,500	11,859
Dollar Tree, Inc. *	212,500	16,035
		27,894
Oil, Gas & Consumable Fuels (1.4%)
Concho Resources, Inc. *	105,000	11,491
Diamondback Energy, Inc. *	77,500	6,047
		17,538
Personal Products (0.5%)
Edgewell Personal Care Co.	77,500	6,239

Pharmaceuticals (1.8%)
Jazz Pharmaceuticals PLC *	47,500	6,963
Zoetis, Inc.	332,500	15,528
		22,491
Professional Services (1.9%)
Nielsen Holdings PLC	192,500	8,986
Verisk Analytics, Inc. *	82,500	6,183
WageWorks, Inc. *	205,000	8,721
		23,890
Real Estate Management & Development (1.2%)
Jones Lang LaSalle, Inc.	87,500	14,535

Road & Rail (1.9%)
J.B. Hunt Transport Services, Inc.	147,500	11,540
Old Dominion Freight Line, Inc. *	190,000	12,105
		23,645
Semiconductors & Semiconductor Equipment (4.9%)
Avago Technologies Ltd.	57,500	7,501
Cavium, Inc. *	195,000	13,086
Lam Research Corp.	140,000	10,948
Monolithic Power Systems, Inc.	212,500	14,520
NXP Semiconductors NV *	150,000	14,019
		60,074
Software (8.9%)
Activision Blizzard, Inc.	330,000	12,428
Electronic Arts, Inc. *	170,000	11,524
Fortinet, Inc. *	200,000	7,204
Mobileye NV *	212,500	9,265
ServiceNow, Inc. *	212,500	18,490
Splunk, Inc. *	97,500	5,801
Synchronoss Technologies, Inc. *	215,000	8,465
Tableau Software, Inc. Class A *	127,500	12,371
Tyler Technologies, Inc. *	77,500	13,829
Ultimate Software Group, Inc. *	47,500	9,381
		108,758
Specialty Retail (7.2%)
Lithia Motors, Inc. Class A	120,000	14,909
O'Reilly Automotive, Inc. *	97,500	25,727
Ross Stores, Inc.	305,000	15,863
Signet Jewelers Ltd.	67,500	8,869
Tractor Supply Co.	185,000	16,530
Williams-Sonoma, Inc.	100,000	6,333
		88,231
Textiles, Apparel & Luxury Goods (3.3%)
Hanesbrands, Inc.	582,500	17,865
Ralph Lauren Corp.	47,500	5,900
Under Armour, Inc. Class A *	190,000	16,382
		40,147
Wireless Telecommunication Services (2.4%)
SBA Communications Corp. Class A *	152,500	16,037
T-Mobile US, Inc. *	382,500	13,579
		29,616
Total Common Stocks (Cost $893,109)		1,152,702

Exchange Traded Funds (0.7%)
iShares Russell Mid-Cap Growth ETF (Cost $9,278)	100,000	9,442

Short-Term Investments (5.2%)
State Street Institutional Liquid Reserves Fund Premier Class, 0.15% h (Cost $63,405)	63,405,320	63,405

Total Investments## (100.0%) (Cost $965,792)		1,225,549
Liabilities, less cash, receivables and other assets [(0.0%)]		(458)

Total Net Assets (100.0%)		$1,225,091

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund
(Unaudited) 11/30/15

	Number of Shares	Value† ($000's)z
Common Stocks (94.2%)

Aerospace & Defense (4.2%)
General Dynamics Corp.	15,950	2,336
Spirit AeroSystems Holdings, Inc. Class A *	40,500	2,124
		4,460
Airlines (0.6%)
United Continental Holdings, Inc. *	10,900	607

Banks (8.4%)
BankUnited, Inc.	82,600	3,122
BB&T Corp.	31,100	1,201
Comerica, Inc.	47,900	2,220
Huntington Bancshares, Inc.	86,500	1,011
M&T Bank Corp.	11,500	1,442
		8,996
Building Products (1.0%)
Owens Corning	23,900	1,119

Capital Markets (1.0%)
State Street Corp.	14,100	1,023

Chemicals (2.2%)
Ashland, Inc.	20,700	2,332

Commercial Services & Supplies (8.0%)
ADT Corp.	135,300	4,799
Covanta Holding Corp.	136,300	2,201
Tyco International PLC	44,700	1,579
		8,579
Construction & Engineering (1.3%)
KBR, Inc.	72,300	1,406

Containers & Packaging (1.8%)
Avery Dennison Corp.	29,300	1,933

Electric Utilities (2.3%)
Edison International	42,200	2,505

Electronic Equipment, Instruments & Components (3.3%)
Flextronics International Ltd. *	91,500	1,030
Itron, Inc. *	69,800	2,509
		3,539
Food & Staples Retailing (1.9%)
Whole Foods Market, Inc.	70,800	2,064

Health Care Equipment & Supplies (2.6%)
Zimmer Biomet Holdings, Inc.	27,000	2,727

Independent Power and Renewable Electricity Producers (3.0%)
AES Corp.	193,600	1,934
NRG Energy, Inc.	105,100	1,299
		3,233
Insurance (1.5%)
Lincoln National Corp.	30,100	1,655

IT Services (4.6%)
Amdocs Ltd.	44,200	2,500
Teradata Corp. *	81,300	2,432
		4,932
Leisure Products (1.6%)
Mattel, Inc.	68,800	1,710

Machinery (5.1%)
Harsco Corp.	99,900	1,043
Manitowoc Co., Inc.	131,700	2,226
Valmont Industries, Inc.	18,500	2,169
		5,438
Media (1.7%)
CBS Corp. Class B	36,900	1,863

Multi-Utilities (1.4%)
CenterPoint Energy, Inc.	90,900	1,541

Multiline Retail (1.8%)
Kohl's Corp.	40,700	1,918

Oil, Gas & Consumable Fuels (6.3%)
Cabot Oil & Gas Corp.	81,300	1,531
Devon Energy Corp.	39,600	1,822
Energy Transfer Partners LP	26,125	998
ONEOK, Inc.	64,300	1,896
Southwestern Energy Co. *	52,400	472
		6,719
Real Estate Investment Trusts (5.3%)
Corrections Corporation of America	71,104	1,833
Starwood Property Trust, Inc.	87,600	1,781
Starwood Waypoint Residential Trust	84,560	2,000
		5,614
Road & Rail (2.4%)
Hertz Global Holdings, Inc. *	160,000	2,538

Semiconductors & Semiconductor Equipment (4.1%)
ON Semiconductor Corp. *	191,700	2,101
Skyworks Solutions, Inc.	27,200	2,258
		4,359
Software (5.9%)
Cadence Design Systems, Inc. *	63,100	1,407
Check Point Software Technologies Ltd. *	24,200	2,112
Nuance Communications, Inc. *	132,100	2,765
		6,284
Specialty Retail (3.5%)
Best Buy Co., Inc.	69,300	2,202
Staples, Inc.	123,000	1,485
		3,687
Technology Hardware, Storage & Peripherals (3.2%)
SanDisk Corp.	45,700	3,376

Textiles, Apparel & Luxury Goods (1.8%)
Deckers Outdoor Corp. *	38,700	1,894

Trading Companies & Distributors (2.4%)
AerCap Holdings NV *	56,100	2,549

Total Common Stocks (Cost $97,754)		100,600

Rights (0.0%)

Food & Staples Retailing (0.0%)
Safeway, Inc. (Casa Ley) Ñf*	21,100	8
Safeway, Inc. (Property Development Centers) Ñf*	21,100	1

Total Rights (Cost $22)		9

Short-Term Investments (5.7%)
State Street Institutional Liquid Reserves Fund Premier Class, 0.15% h (Cost $6,116)	6,116,070	6,116

Total Investments## (99.9%) (Cost $103,892)		106,725
Cash, receivables and other assets, less liabilities (0.1%)		64

Total Net Assets (100.0%)		$106,789

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund
(Unaudited) 11/30/15
	Number of Shares	Value† ($000's)z
Common Stocks (98.6%)

Aerospace & Defense (4.9%)
Boeing Co.	468,000	68,071
Raytheon Co.	380,000	47,131
		115,202
Banks (7.6%)
JPMorgan Chase & Co.	1,605,000	107,021
Wells Fargo & Co.	1,345,000	74,110
		181,131
Capital Markets (6.0%)
Charles Schwab Corp.	995,000	33,542
Goldman Sachs Group, Inc.	570,000	108,311
		141,853
Chemicals (2.8%)
Methanex Corp.	730,000	28,631
Scotts Miracle-Gro Co. Class A	545,000	38,035
		66,666
Commercial Services & Supplies (2.4%)
Pitney Bowes, Inc.	2,625,000	56,700

Communications Equipment (6.2%)
Cisco Systems, Inc.	2,190,000	59,677
Motorola Solutions, Inc.	1,210,000	86,854
		146,531
Consumer Finance (3.2%)
American Express Co.	1,050,000	75,222

Containers & Packaging (2.9%)
Sealed Air Corp.	1,510,000	68,494

Diversified Financial Services (7.8%)
Berkshire Hathaway, Inc. Class B *	670,000	89,840
Intercontinental Exchange, Inc.	370,000	96,141
		185,981
Electrical Equipment (0.8%)
Rockwell Automation, Inc.	175,000	18,627

Energy Equipment & Services (2.0%)
Schlumberger Ltd.	615,000	47,447

Food Products (1.6%)
Mondelez International, Inc. Class A	885,000	38,639
Gas Utilities (1.2%)
National Fuel Gas Co.	620,000	28,346

Health Care Equipment & Supplies (1.6%)
Hill-Rom Holdings, Inc.	740,000	37,673

Health Care Providers & Services (9.6%)
Aetna, Inc.	380,000	39,045
Cardinal Health, Inc.	935,000	81,205
HCA Holdings, Inc. *	1,025,000	69,761
Henry Schein, Inc. *	245,000	38,338
		228,349
Hotels, Restaurants & Leisure (1.7%)
Hyatt Hotels Corp. Class A *	812,000	40,024

Household Products (1.2%)
Procter & Gamble Co.	375,000	28,065

Industrial Conglomerates (3.0%)
3M Co.	447,000	69,991

Internet Software & Services (5.7%)
Alphabet, Inc. Class C *	113,000	83,914
eBay, Inc. *	1,725,000	51,043
		134,957
IT Services (2.5%)
PayPal Holdings, Inc. *	1,690,000	59,590

Machinery (3.3%)
Stanley Black & Decker, Inc.	720,000	78,595

Media (4.0%)
Omnicom Group, Inc.	390,000	28,829
Twenty-First Century Fox, Inc. Class A	2,210,000	65,217
		94,046
Oil, Gas & Consumable Fuels (1.3%)
Cabot Oil & Gas Corp.	1,590,000	29,940

Pharmaceuticals (3.3%)
Pfizer, Inc.	2,380,000	77,993

Professional Services (1.0%)
Nielsen Holdings PLC	530,000	24,740

Road & Rail (1.5%)
CSX Corp.	1,275,000	36,248

Software (4.0%)
Activision Blizzard, Inc.	1,390,000	52,347
Microsoft Corp.	790,000	42,937
		95,284
Technology Hardware, Storage & Peripherals (5.5%)
Apple, Inc.	398,000	47,083
EMC Corp.	1,755,000	44,472
NCR Corp. *	1,475,000	39,987
		131,542
Total Common Stocks (Cost $1,885,709)		2,337,876

Short-Term Investments (1.2%)
State Street Institutional Liquid Reserves Fund Premier Class, 0.15% h (Cost $29,028)	29,028,063	29,028

Total Investments## (99.8%) (Cost $1,914,737)		2,366,904
Cash, receivables and other assets, less liabilities (0.2%)		4,368

Total Net Assets (100.0%)		$2,371,272

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund
(Unaudited) 11/30/15

	Number of Shares	Value† ($000's)z
Common Stocks (99.2%)

Apartments (15.4%)
AvalonBay Communities, Inc.	230,392	41,883
Equity Residential	613,600	48,978
Essex Property Trust, Inc.	143,200	33,049
		123,910
Diversified (9.3%)
American Homes 4 Rent Class A	718,300	12,053
CoreSite Realty Corp.	215,921	12,647
Digital Realty Trust, Inc.	200,400	14,451
Equinix, Inc.	67,134	19,905
Vornado Realty Trust	165,423	16,006
		75,062
Free Standing (1.8%)
National Retail Properties, Inc.	365,500	14,057

Health Care (8.4%)
HCP, Inc.	282,400	10,034
Healthcare Trust of America, Inc. Class A	132,400	3,457
OMEGA Healthcare Investors, Inc.	366,375	12,618
Ventas, Inc.	466,930	24,906
Welltower, Inc.	264,540	16,716
		67,731
Hotels, Restaurants & Leisure (1.9%)
Starwood Hotels & Resorts Worldwide, Inc.	210,800	15,144

Industrial (3.9%)
DCT Industrial Trust, Inc.	236,300	9,019
Prologis, Inc.	515,038	22,018
		31,037
Infrastructure (9.0%)
American Tower Corp.	434,700	43,200
Crown Castle International Corp.	343,400	29,502
		72,702
Lodging/Resorts (2.4%)
Host Hotels & Resorts, Inc.	1,059,343	17,585
LaSalle Hotel Properties	51,400	1,450
		19,035
Manufactured Homes (1.3%)
Equity Lifestyle Properties, Inc.	169,860	10,596

Mixed (0.4%)
Duke Realty Corp.	151,300	3,079

Office (10.9%)
Boston Properties, Inc.	302,184	37,770
Douglas Emmett, Inc.	432,625	13,403
Equity Commonwealth *	350,830	9,690
Hudson Pacific Properties, Inc.	82,140	2,355
Kilroy Realty Corp.	52,900	3,530
SL Green Realty Corp.	176,315	20,819
		87,567
Real Estate Management & Development (2.9%)
Brookfield Asset Management, Inc. Class A	430,615	14,787
Forest City Enterprises, Inc. Class A *	390,484	8,685
		23,472
Regional Malls (11.8%)
General Growth Properties, Inc.	731,032	18,619
Simon Property Group, Inc.	355,648	66,236
Taubman Centers, Inc.	135,735	9,755
		94,610
Self Storage (8.6%)
Extra Space Storage, Inc.	173,140	14,500
Public Storage	193,800	46,524
Sovran Self Storage, Inc.	82,900	8,331
		69,355
Shopping Centers (7.8%)
Federal Realty Investment Trust	148,500	21,758
Kimco Realty Corp.	868,320	22,654
Regency Centers Corp.	273,157	18,405
		62,817
Timber (3.4%)
Plum Creek Timber Co., Inc.	196,700	9,994
Weyerhaeuser Co.	535,019	17,212
		27,206
Total Common Stocks (Cost $709,478)		797,380

Short-Term Investments (1.2%)
State Street Institutional Liquid Reserves Fund Premier Class, 0.15% h (Cost $9,856)	9,855,518	9,856

Total Investments## (100.4%) (Cost $719,334)		807,236
Liabilities, less cash, receivables and other assets [(0.4%)]		(3,432)

Total Net Assets (100.0%)		$803,804
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund
(Unaudited) 11/30/15
	Number of Shares	Value† ($000's)z
Common Stocks (97.4%)

Aerospace & Defense (1.4%)
HEICO Corp. Class A	27,000	1,172

Air Freight & Logistics (0.9%)
Hub Group, Inc. Class A *	20,500	790

Banks (10.2%)
BNC Bancorp	52,900	1,349
FCB Financial Holdings, Inc. Class A *	40,400	1,574
Hanmi Financial Corp.	55,900	1,459
Opus Bank	28,700	1,130
Seacoast Banking Corp. of Florida *	92,300	1,481
Simmons First National Corp. Class A	28,100	1,620
		8,613
Biotechnology (6.1%)
Alder Biopharmaceuticals, Inc. *	18,000	671
Anacor Pharmaceuticals, Inc. *	7,200	840
Dynavax Technologies Corp. *	40,500	1,130
Neurocrine Biosciences, Inc. *	19,000	1,033
Prothena Corp. PLC *	13,900	980
PTC Therapeutics, Inc. *	15,000	451
		5,105
Chemicals (1.6%)
Sensient Technologies Corp.	20,100	1,343

Commercial Services & Supplies (1.0%)
SP Plus Corp. *	33,700	848

Communications Equipment (1.7%)
Infinera Corp. *	64,600	1,455

Containers & Packaging (1.0%)
Graphic Packaging Holding Co.	58,800	804

Diversified Consumer Services (2.3%)
Bright Horizons Family Solutions, Inc. *	29,600	1,963

Food & Staples Retailing (1.5%)
Casey's General Stores, Inc.	11,100	1,290

Food Products (1.0%)
Snyder's-Lance, Inc.	22,500	834

Health Care Equipment & Supplies (7.2%)
DexCom, Inc. *	9,700	825
Insulet Corp. *	25,200	922
K2M Group Holdings, Inc. *	45,700	924
LDR Holding Corp. *	15,000	405
NuVasive, Inc. *	17,000	886
STERIS PLC	17,800	1,360
Zeltiq Aesthetics, Inc. *	24,700	750
		6,072
Health Care Providers & Services (6.1%)
Acadia Healthcare Co., Inc. *	15,395	1,062
AMN Healthcare Services, Inc. *	36,600	1,080
HealthEquity, Inc. *	49,100	1,620
HealthSouth Corp.	12,500	440
WellCare Health Plans, Inc. *	10,700	883
		5,085
Hotels, Restaurants & Leisure (4.6%)
Boyd Gaming Corp. *	60,000	1,175
Jack in the Box, Inc.	13,500	1,001
Vail Resorts, Inc.	14,100	1,701
		3,877
Household Durables (1.1%)
Helen of Troy Limited *	8,500	879

Internet Software & Services (4.8%)
Benefitfocus, Inc. *	36,000	1,459
Marketo, Inc. *	34,700	1,050
Q2 Holdings, Inc. *	56,500	1,553
		4,062
IT Services (2.7%)
EPAM Systems, Inc. *	13,300	1,047
Euronet Worldwide, Inc. *	15,900	1,236
		2,283
Leisure Products (1.9%)
Brunswick Corp.	30,100	1,584

Machinery (3.0%)
Actuant Corp. Class A	48,100	1,191
John Bean Technologies Corp.	26,500	1,296
		2,487
Multiline Retail (0.9%)
Burlington Stores, Inc. *	15,000	722

Oil, Gas & Consumable Fuels (1.6%)
Carrizo Oil & Gas, Inc. *	33,400	1,349

Pharmaceuticals (4.0%)
Depomed, Inc. *	42,500	826
Heska Corp. *	23,500	817
Intra-Cellular Therapies, Inc. *	7,500	400
Pacira Pharmaceuticals, Inc. *	7,500	486
Prestige Brands Holdings, Inc. *	17,000	865
		3,394
Professional Services (1.6%)
On Assignment, Inc. *	27,900	1,302

Road & Rail (0.9%)
Old Dominion Freight Line, Inc. *	12,371	788

Semiconductors & Semiconductor Equipment (6.3%)
Cavium, Inc. *	22,500	1,510
Integrated Device Technology, Inc. *	46,000	1,290
M/A-COM Technology Solutions Holdings, Inc. *	30,300	1,119
Monolithic Power Systems, Inc.	20,400	1,394
		5,313
Software (14.4%)
BroadSoft Inc. *	30,000	1,201
Descartes Systems Group, Inc. *	22,500	449
FleetMatics Group PLC *	18,700	1,116
Manhattan Associates, Inc. *	14,300	1,095
Paylocity Holding Corp. *	30,500	1,340
Proofpoint, Inc. *	18,000	1,320
Qlik Technologies, Inc. *	27,200	865
Take-Two Interactive Software, Inc. *	35,100	1,242
Tyler Technologies, Inc. *	10,000	1,785
Ultimate Software Group, Inc. *	8,800	1,738
		12,151
Specialty Retail (6.7%)
Barnes & Noble Education, Inc. *	85,004	1,228
Lithia Motors, Inc. Class A	15,200	1,889
Monro Muffler Brake, Inc.	22,100	1,636
Restoration Hardware Holdings, Inc. *	10,100	908
		5,661
Trading Companies & Distributors (0.9%)
Watsco, Inc.	5,900	750

Total Common Stocks (Cost $76,205)		81,976

Short-Term Investments (3.0%)
State Street Institutional Liquid Reserves Fund Premier Class 0.15% h (Cost $2,475)	2,474,566	2,475

Total Investments## (100.4%) (Cost $78,680)		84,451
Liabilities, less cash, receivables and other assets [(0.4%)]		(305)

Total Net Assets (100.0%)		$84,146

See Notes to Schedule of Investments

Schedule of Investments Socially Responsive Fund
(Unaudited) 11/30/15
	Number of Shares	Value† ($000's)z
Common Stocks (96.5%)

Airlines (2.0%)
Ryanair Holdings PLC ADR	596,373	45,861

Auto Components (2.0%)
BorgWarner, Inc.	1,108,264	47,312

Banks (3.6%)
U.S. Bancorp	1,907,782	83,733

Communications Equipment (1.4%)
NetScout Systems, Inc. *	983,441	32,552

Consumer Finance (4.6%)
American Express Co.	1,502,102	107,611

Diversified Financial Services (3.1%)
Intercontinental Exchange, Inc.	277,794	72,182

Diversified Telecommunication Services (2.4%)
Level 3 Communications, Inc. *	1,100,770	55,952

Electric Utilities (4.2%)
Eversource Energy	1,916,513	97,646

Energy Equipment & Services (3.8%)
Schlumberger Ltd.	1,152,977	88,952

Food Products (1.0%)
Keurig Green Mountain, Inc.	458,368	24,019

Health Care Equipment & Supplies (6.9%)
Abbott Laboratories	1,700,209	76,373
Becton, Dickinson & Co.	557,050	83,697
		160,070
Health Care Providers & Services (1.2%)
Premier, Inc. Class A *	810,431	27,846

Household Durables (4.9%)
Newell Rubbermaid, Inc.	2,557,033	114,197

Industrial Conglomerates (6.4%)
3M Co.	319,018	49,952
Danaher Corp.	1,037,176	99,973
		149,925
Insurance (4.8%)
Progressive Corp.	3,653,902	112,613

Internet Software & Services (2.4%)
eBay, Inc. *	1,898,612	56,180

IT Services (6.8%)
Alliance Data Systems Corp. *	283,501	81,322
MasterCard, Inc. Class A	385,476	37,746
PayPal Holdings, Inc. *	1,141,109	40,236
		159,304
Oil, Gas & Consumable Fuels (4.0%)
Cimarex Energy Co.	186,045	22,143
Noble Energy, Inc.	1,918,953	70,368
		92,511
Personal Products (3.7%)
Unilever NV	1,942,705	84,974

Pharmaceuticals (2.0%)
Roche Holding AG	169,607	45,417

Professional Services (3.7%)
ManpowerGroup, Inc.	385,537	34,806
Robert Half International, Inc.	1,011,814	51,785
		86,591
Semiconductors & Semiconductor Equipment (5.2%)
Texas Instruments, Inc.	2,068,660	120,231

Software (5.8%)
Adobe Systems, Inc. *	395,503	36,173
Intuit, Inc.	977,561	97,951
		134,124
Specialty Retail (4.3%)
O'Reilly Automotive, Inc. *	131,061	34,583
TJX Cos., Inc.	927,355	65,471
		100,054
Textiles, Apparel & Luxury Goods (1.1%)
Gildan Activewear, Inc.	827,600	25,647

Trading Companies & Distributors (5.2%)
NOW, Inc. *	2,412,742	44,346
W.W. Grainger, Inc.	377,148	75,633
		119,979
Total Common Stocks (Cost $1,735,052)		2,245,483

Short-Term Investments (3.0%)	Principal Amount ($)	Value† ($000's)z

Certificates of Deposit (0.0%)
Carver Federal Savings Bank Self Help Credit Union, 0.20%, due 12/23/15	100,000	100
Self Help Credit Union, 0.25%, due 1/9/16	250,000	250
Self Help Credit Union, 0.25%, due 8/16/18	250,000	250
		600

	Number of Shares	Value† ($000's)z
Money Market Fund (3.0%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.00% h	69,222,942	69,223

Total Short-Term Investments (Cost $69,823)		69,823

Total Investments## (99.5%) (Cost $1,804,875)		2,315,306
Cash, receivables and other assets, less liabilities (0.5%)		12,146

Total Net Assets (100.0%)		$2,327,452
See Notes to Schedule of Investments

Schedule of Investments Value Fund
(Unaudited) 11/30/15

	Number of Shares	Value† ($000's)z
Common Stocks (100.8%)

Aerospace & Defense (0.7%)
Textron, Inc.	2,376	101

Airlines (4.8%)
American Airlines Group, Inc.	5,059	209
Delta Air Lines, Inc.	11,549	537
		746
Auto Components (5.8%)
BorgWarner, Inc.	8,343	356
Delphi Automotive PLC	3,041	268
Johnson Controls, Inc.	6,221	286
		910
Banks (11.8%)
Citigroup, Inc.	13,159	712
JPMorgan Chase & Co.	9,454	630
Wells Fargo & Co.	5,016	276
Zions Bancorporation	7,503	225
		1,843
Capital Markets (8.8%)
Bank of New York Mellon Corp.	15,595	684
Goldman Sachs Group, Inc.	2,190	416
Morgan Stanley	8,225	282
		1,382
Commercial Services & Supplies (0.2%)
Pitney Bowes, Inc.	1,508	33

Construction Materials (0.4%)
Vulcan Materials Co.	648	67

Diversified Financial Services (1.7%)
CME Group, Inc.	2,738	267

Electrical Equipment (5.8%)
Eaton Corp. PLC	12,700	739
Emerson Electric Co.	3,178	159
		898
Energy Equipment & Services (4.1%)
Schlumberger Ltd.	7,084	547
Transocean Ltd.	6,569	94
		641
Hotels, Restaurants & Leisure (5.7%)
Carnival Corp.	17,477	883

Household Products (1.1%)
Procter & Gamble Co.	2,297	172

Industrial Conglomerates (5.0%)
General Electric Co.	26,013	779

Insurance (1.4%)
Lincoln National Corp.	3,897	214

Machinery (7.7%)
Caterpillar, Inc.	6,561	477
Cummins, Inc.	2,754	276
Illinois Tool Works, Inc.	599	56
Joy Global, Inc.	25,194	387
		1,196
Media (0.2%)
Twenty-First Century Fox, Inc. Class A	1,065	31

Metals & Mining (8.2%)
BHP Billiton Ltd. ADR	15,248	407
Newmont Mining Corp.	42,668	786
United States Steel Corp.	11,169	90
		1,283
Multiline Retail (1.6%)
JC Penney Co., Inc. *	31,286	249

Oil, Gas & Consumable Fuels (16.6%)
Devon Energy Corp.	11,913	548
EOG Resources, Inc.	2,972	248
Exxon Mobil Corp.	10,777	880
Memorial Resource Development Corp. *	6,911	113
Pioneer Natural Resources Co.	3,722	539
Range Resources Corp.	9,250	264
		2,592
Road & Rail (0.6%)
Avis Budget Group, Inc. *	2,566	96

Specialty Retail (1.4%)
Staples, Inc.	18,091	218

Technology Hardware, Storage & Peripherals (2.5%)
SanDisk Corp.	4,239	313
Western Digital Corp.	1,292	81
		394
Textiles, Apparel & Luxury Goods (4.7%)
Ralph Lauren Corp.	5,920	735

Total Common Stocks (Cost $15,823)		15,730

Short-Term Investments (0.1%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.00% h (Cost $20)	20,477	20

Total Investments## (100.9%) (Cost $15,843)		15,750
Liabilities, less cash, receivables and other assets [(0.9%)]		(134)

Total Net Assets (100.0%)		$15,616

See Notes to Schedule of Investments

Schedule of Investments World Equity Fund
(Unaudited) 11/30/15
	Number of Shares	Value† ($000's)z
Common Stocks (77.9%)

Belgium (2.1%)
Ackermans & van Haaren NV ØØ	175	24
Anheuser-Busch InBev NV ØØ	103	13
Ion Beam Applications ØØ	2,088	67
		104
China (0.4%)
Tencent Holdings Ltd.	1,033	21

France (6.5%)
Cap Gemini SA ØØ	138	13
Ingenico Group SA ØØ	128	16
Klepierre SA	377	17
Legrand SA ØØ	879	52
Orpea SA ØØ	669	53
SCOR SE	691	27
Thales SA ØØ	1,924	143
		321
Germany (9.9%)
Daimler AG ØØ	648	58
Deutsche Wohnen AG ØØ	2,682	74
Dialog Semiconductor PLC *ØØ	215	8
Fresenius SE & Co. KGaA ØØ	677	50
Hella KGaA Hueck & Co.	950	39
Infineon Technologies AG	4,184	62
KUKA AG ØØ	505	45
ProSiebenSat.1 Media SE ØØ	1,556	82
Vonovia SE ØØ	2,203	68
		486
Hong Kong (0.6%)
AIA Group Ltd.	1,669	10
Bank of China Ltd., H Shares	19,696	9
China Construction Bank Corp., H Shares	13,984	9
		28
Israel (0.5%)
Teva Pharmaceutical Industries Ltd. ADR	401	25
Italy (1.5%)
Brembo SpA ØØ	585	27
Intesa Sanpaolo SpA ØØ	7,132	24
Mediobanca SpA ØØ	2,382	23
		74
Japan (11.2%)
Daicel Corp. ØØ	1,951	29
Don Quijote Holdings Co. Ltd. ØØ	600	24
East Japan Railway Co. ØØ	281	26
Fuji Heavy Industries Ltd. ØØ	1,594	66
Hiroshima Bank Ltd. ØØ	2,093	12
Japan Airlines Co. Ltd.	700	24
JTEKT Corp. ØØ	2,800	52
Kirin Holdings Co. Ltd. ØØ	1,822	26
Nomura Holdings, Inc. ØØ	2,957	18
Nomura Research Institute Ltd. ØØ	600	23
NTT Data Corp. ØØ	667	32
NTT DOCOMO, Inc. ØØ	1,966	37
Seibu Holdings, Inc.	1,100	23
SMC Corp. ØØ	100	26
Sumitomo Mitsui Trust Holdings, Inc. ØØ	5,000	19
Taisei Corp. ØØ	4,358	27
TOYOTA MOTOR Corp. ØØ	1,000	62
West Japan Railway Co. ØØ	394	25
		551
Netherlands (1.4%)
ASML Holding NV	111	10
NXP Semiconductors NV *	200	19
Royal Dutch Shell PLC, A Shares	1,661	41
		70
South Africa (0.5%)
Brait SE *ØØ	2,170	24

Spain (0.6%)
Industria de Diseno Textil SA	760	27

Sweden (1.8%)
Assa Abloy AB Class B	1,937	41
RaySearch Laboratories AB *	3,594	45
		86
Taiwan (0.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	568	13

United States (40.6%)
Accenture PLC Class A ØØ	515	55
Allegion PLC	705	47
Allergan PLC *	54	17
Amazon.com, Inc. *ØØ	96	64
Apple, Inc. ØØ	1,248	148
Bank of America Corp. ØØ	4,940	86
Booz Allen Hamilton Holding Corp. ØØ	1,656	50
Bristol-Myers Squibb Co. ØØ	363	24
Charles Schwab Corp. ØØ	3,054	103
Citigroup, Inc. ØØ	1,370	74
Eli Lilly & Co. ØØ	288	24
Facebook, Inc. Class A *ØØ	803	84
Fiserv, Inc. *ØØ	902	87
Goldman Sachs Group, Inc. ØØ	362	69
Home Depot, Inc. ØØ	496	66
JPMorgan Chase & Co. ØØ	1,085	72
Lockheed Martin Corp. ØØ	330	72
lululemon athletica, Inc. *	471	23
Morgan Stanley ØØ	606	21
Newell Rubbermaid, Inc. ØØ	914	41
NextEra Energy, Inc. ØØ	253	25
NIKE, Inc. Class B ØØ	484	64
Northrop Grumman Corp. ØØ	370	69
Raytheon Co. ØØ	623	77
salesforce.com, inc. *ØØ	691	55
Service Corp. International ØØ	884	25
Sherwin-Williams Co.	180	50
Stanley Black & Decker, Inc.	356	39
Starbucks Corp.	700	43
T-Mobile US, Inc. *ØØ	368	13
TJX Cos., Inc.	509	36
Valero Energy Corp. ØØ	788	57
Visa, Inc. Class A ØØ	930	73
Walt Disney Co. ØØ	768	87
Wells Fargo & Co.	888	49
		1,989
Total Common Stocks (Cost $3,668)		3,819

Exchange Traded Funds (8.4%)

United States (8.4%)
Energy Select Sector SPDR Fund ØØ	1,501	102
iShares MSCI Emerging Markets ETF ØØ	1,772	60
iShares MSCI India ETF	846	24
SPDR S&P Oil & Gas Exploration & Production ETF	2,129	79
SPDR S&P Regional Banking ETF ØØ	3,194	146

Total Exchange Traded Funds (Cost $408)		411

Short-Term Investments (15.6%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.00% h ØØ (Cost $768)	768,310	768

Total Investments## (101.9%) (Cost $4,844)		4,998
Liabilities, less cash, receivables and other assets ± [(1.9%)]		(96)

Total Net Assets (100.0%)		$4,902

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY
WORLD EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Exchange Traded Funds	$411	8.4%
Aerospace & Defense	361	7.4%
Banks	354	7.3%
IT Services	333	6.9%
Capital Markets	258	5.3%
Automobiles	186	3.8%
Media	169	3.5%
Machinery	162	3.2%
Technology Hardware, Storage & Peripherals	148	3.0%
Real Estate Management & Development	142	2.9%
Specialty Retail	129	2.6%
Semiconductors & Semiconductor Equipment	112	2.3%
Internet Software & Services	105	2.1%
Health Care Providers & Services	103	2.1%
Oil, Gas & Consumable Fuels	98	2.0%
Pharmaceuticals	90	1.9%
Building Products	88	1.8%
Textiles, Apparel & Luxury Goods	87	1.8%
Chemicals	79	1.6%
Health Care Equipment & Supplies	67	1.3%
Auto Components	66	1.3%
Internet & Catalog Retail	64	1.3%
Software	55	1.1%
Electrical Equipment	52	1.1%
Road & Rail	51	1.1%
Wireless Telecommunication Services	50	1.0%
Health Care Technology	45	0.9%
Hotels, Restaurants & Leisure	43	0.9%
Household Durables	41	0.8%
Beverages	39	0.8%
Insurance	37	0.7%
Construction & Engineering	27	0.5%
Electric Utilities	25	0.5%
Diversified Consumer Services	25	0.5%
Diversified Financial Services	24	0.5%
Airlines	24	0.5%
Multiline Retail	24	0.5%
Industrial Conglomerates	23	0.5%
Real Estate Investment Trusts	17	0.3%
Electronic Equipment, Instruments & Components	16	0.3%
Short-Term Investments and Other Assets-Net	672	13.7%
	$4,902	100.0%

November 30, 2015 (Unaudited)
Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman All Cap Core Fund ("All Cap Core"), Neuberger Berman Emerging Markets Equity Fund (“Emerging Markets Equity”), Neuberger Berman Equity Income Fund (“Equity Income”), Neuberger Berman Focus Fund (“Focus”), Neuberger Berman Genesis Fund (“Genesis”), Neuberger Berman Global Equity Fund (“Global Equity”), Neuberger Berman Global Real Estate Fund ("Global Real Estate"),  Neuberger Berman Greater China Equity Fund ("Greater China Equity"), Neuberger Berman Guardian Fund (“Guardian”),  Neuberger Berman International Equity Fund (“International Equity”), Neuberger Berman International Select Fund (“International Select”), Neuberger Berman Intrinsic Value Fund (“Intrinsic Value”), Neuberger Berman Large Cap Disciplined Growth Fund (“Large Cap Disciplined Growth”), Neuberger Berman Large Cap Value Fund (“Large Cap Value”), Neuberger Berman Mid Cap Growth Fund (“Mid Cap Growth”), Neuberger Berman Mid Cap Intrinsic Value Fund (“Mid Cap Intrinsic Value”), Neuberger Berman Multi-Cap Opportunities Fund (“Multi-Cap Opportunities”), Neuberger Berman Real Estate Fund (“Real Estate”),  Neuberger Berman Small Cap Growth Fund (“Small Cap Growth”), Neuberger Berman Socially Responsive Fund (“Socially Responsive”) , Neuberger Berman Value Fund (“Value”) and Neuberger Berman World Equity Fund (“World Equity”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, exchange traded funds, preferred stocks, rights and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions (generally Level 2 inputs).

Other Level 2 inputs used by independent pricing services to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

The value of participatory notes is determined by Management by obtaining valuations from independent pricing services based on the underlying equity security and applicable exchange rate (Level 1 inputs).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The value of financial futures contracts (“financial futures”) is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swap contracts (“equity swaps”) is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated London Interbank Offered Rate (“LIBOR”) (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern Time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of November 30, 2015:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3§§	Total
All Cap Core
Investments:
Common Stocks§	$48,536	$-	$-	$48,536
Exchange Traded Funds	2,025	-	-	2,025
Short-Term Investments	-	2,247	-	2,247
Total Investments	50,561	2,247	-	52,808
Emerging Markets Equity
Investments:
Common Stocks§
Philippines	-	13,033	-	13,033
Russia	8,396	7,270	-	15,666
Thailand	-	5,255	-	5,255

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Other Common Stocksß	359,577	-	-	359,577
Total Common Stocks	367,973	25,558	-	393,531
Short-Term Investments	-	17,414	-	17,414
Total Investments	367,973	42,972	-	410,945
Equity Income
Investments:
Common Stocks§	1,830,904	-	-	1,830,904
Business Development Companies	11,776	-	-	11,776
Preferred Stocks	11,379	-	-	11,379
Convertible Bonds	-	110,616	-	110,616
Total Investments	1,854,059	110,616	-	1,964,675
Focus
Investments:
Common Stocks§	760,992	-	-	760,992
Short-Term Investments	-	21,665	-	21,665
Total Investments	760,992	21,665	-	782,657
Genesis
Investments:
Common Stocks
Software	861,795	222,040	-	1,083,835
Other Common Stocks§	9,706,971	-	-	9,706,971
Total Common Stocks	10,568,766	222,040	-	10,790,806
Short-Term Investments	-	95,364	-	95,364
Total Investments	10,568,766	317,404	-	10,886,170
Global Equity
Investments:
Common Stocks§	4,066	-	-	4,066
Short-Term Investments	-	95	-	95
Total Investments	4,066	95	-	4,161
Global Real Estate
Investments:
Common Stocks§
United Kingdom	155	101	-	256
Other Common Stocksß	2,595	-	-	2,595
Total Common Stocks	2,750	101	-	2,851
Short-Term Investments	-	15	-	15
Total Investments	2,750	116	-	2,866
Greater China Equity
Investments:
Common Stocks§	92,225	-	-	92,225
Participatory Notes§	17,214	-	-	17,214
Short-Term Investments	-	466	-	466
Total Investments	109,439	466	-	109,905
Guardian
Investments:
Common Stocks§	1,189,071	-	-	1,189,071
Short-Term Investments	-	50,548	-	50,548
Total Investments	1,189,071	50,548	-	1,239,619
International Equity
Investments:
Common Stocks§	1,240,619	-	-	1,240,619
Short-Term Investments	-	48,454	-	48,454
Total Investments	1,240,619	48,454	-	1,289,073
International Select
Investments:
Common Stocks§	240,163	-	-	240,163
Short-Term Investments	-	5,666	-	5,666
Total Investments	240,163	5,666	-	245,829
Intrinsic Value
Investments:
Common Stocks§	475,290	-	-	475,290
Short-Term Investments	-	35,936	-	35,936
Total Investments	475,290	35,936	-	511,226
Large Cap Disciplined Growth
Investments:
Common Stocks§	56,765	-	-	56,765
Short-Term Investments	-	1,097	-	1,097
Total Investments	56,765	1,097	-	57,862
Large Cap Value
Investments:
Common Stocks§	1,385,607	-	-	1,385,607
Short-Term Investments	-	19,286	-	19,286
Total Investments	1,385,607	19,286	-	1,404,893
Mid Cap Growth
Investments:
Common Stocks§	1,152,702	-	-	1,152,702
Exchange Traded Funds	9,442	-	-	9,442
Short-Term Investments	-	63,405	-	63,405
Total Investments	1,162,144	63,405	-	1,225,549
Mid Cap Intrinsic Value
Investments:
Common Stocks§	100,600		-	100,600
Rights§	-	-	9	9
Short-Term Investments	-	6,116	-	6,116
Total Investments	100,600	6,116	9	106,725
Multi-Cap Opportunities
Investments:
Common Stocks§	2,337,876	-	-	2,337,876
Short-Term Investments	-	29,028	-	29,028
Total Investments	2,337,876	29,028	-	2,366,904
Real Estate
Investments:
Common Stocks§	797,380	-	-	797,380
Short-Term Investments	-	9,856	-	9,856
Total Investments	797,380	9,856	-	807,236
Small Cap Growth
Investments:
Common Stocks§	81,976	-	-	81,976
Short-Term Investments	-	2,475	-	2,475
Total Investments	81,976	2,475	-	84,451
Socially Responsive
Investments:
Common Stocks§	2,245,483	-	-	2,245,483
Short-Term Investments§	-	69,823	-	69,823
Total Investments	2,245,483	69,823	-	2,315,306
Value
Investments:
Common Stocks§	15,730	-	-	15,730
Short-Term Investments	-	20	-	20
Total Investments	15,730	20	-	15,750
World Equity
Investments:
Common Stocks§	3,819	-	-	3,819
Exchange Traded Funds	411	-	-	411
Short-Term Investments	-	768	-	768
Total Investments	4,230	768	-	4,998

§	The Schedule of Investments (or Positions by Industry or Sector for the global/international funds) provides information on the industry or sector categorization for the portfolio.

ß	All Level 1 securities that represent multiple geographic locations and/or industries. Please refer to the Schedule of Investments for additional information.

§§	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Mid Cap Intrinsic Value

(000’s omitted)	Beginning balance, as of 9/1/15	Accrued discounts/ (premiums)	Realized gain/loss	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/15
Investments in Securities:
Rights‡ Food & Staples Retailing	$8	$-	$-	$1	$-	$-	$-	$-	$9	$1
Total	$8	$-	$-	$1	$-	$-	$-	$-	$9	$1

‡
For the period ended November 30, 2015, Mid Cap Intrinsic Value’s Level 3 investments were valued based on a single quotation obtained from a dealer or, where such a quotation was not readily available, using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. The investments did not have a material impact on the Fund’s net assets; therefore, unobservable inputs used in formulating such valuations are not presented.

As of the period ended November 30, 2015, certain securities were transferred from one level (as of August 31, 2015) to another. Based on beginning of period market values as of September 1, 2015, approximately $4,105,000, $38,330,000, $113,583, 000, $452,000, $152,000, $214,022,000, and $40,468,000 were transferred from Level 2 to Level 1 for Emerging Markets Equity, Equity Income, Genesis, Global Equity, Global Real Estate, International Equity and International Select, due to active market activity on recognized exchanges as of November 30, 2015.  These securities had been categorized as Level 2 as of August 31, 2015, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date. Based on beginning of period market values as of September 1, 2015, approximately $222,040,000 was transferred from Level 1 to Level 2 for Genesis, due to inactive market activity on recognized exchanges as of November 30, 2015.

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of November 30, 2015:

Asset Valuation Inputs

(000’s omitted)	Level 1	Level 2	Level 3	Total
World Equity
Forwards Contracts (unrealized appreciation)	$-	$10	$-	$10
Swap Contracts	-	14	-	14
Total	$-	$24	$-	$24

The following is a summary, categorized by Level, of inputs used to value the Funds' derivatives as of November 30, 2015:

Liability Valuation Inputs

(000’s omitted)	Level 1	Level 2	Level 3	Total
Equity Income
Option Contracts (unrealized depreciation)	$(1,405)	$-	$-	$(1,405)
Total	$(1,405)	-	-	$(1,405)
World Equity
Forward Contracts (unrealized depreciation)	$-	$(1)	-	$(1)
Swap Contracts	-	(37)	-	(37)
Total	$-	$(38)	-	$(38)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

##	At November 30, 2015, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Cap Core	$48,315	$5,347	$854	$4,493
Emerging Markets Equity	421,137	51,467	61,659	(10,192)
Equity Income	1,780,308	245,462	61,095	184,367
Focus	676,046	129,816	23,205	106,611
Genesis	5,817,942	5,180,965	112,737	5,068,228
Global Equity	3,876	544	259	285
Global Real Estate	2,924	108	166	(58)
Greater China Equity	118,026	5,095	13,216	(8,121)
Guardian	1,036,059	233,829	30,269	203,560
International Equity	1,172,598	171,410	54,935	116,475
International Select	217,022	40,331	11,524	28,807
Intrinsic Value	463,882	87,720	40,376	47,344
Large Cap Disciplined Growth	50,071	8,848	1,057	7,791
Large Cap Value	1,431,621	80,294	107,022	(26,728)
Mid Cap Growth	966,055	277,118	17,624	259,494
Mid Cap Intrinsic Value	103,677	13,174	10,126	3,048
Multi-Cap Opportunities	1,915,516	511,197	59,809	451,388
Real Estate	719,820	98,351	10,935	87,416
Small Cap Growth	79,833	5,749	1,131	4,618
Socially Responsive	1,807,006	566,877	58,577	508,300
Value	16,454	784	1,488	(704)
World Equity	4,870	186	58	128

‡‡	At November 30, 2015, Equity Income had outstanding call and put options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Optionsµ
Avalonbay Communities., Inc., Call	150	200	April 2016	$(25,000)
Avalonbay Communities., Inc., Call	150	210	July 2016	(25,000)
BlackRock, Inc., Call	50	400	April 2016	(20,000)
CME Group, Inc., Call	250	105	March 2016	(19,000)
CME Group, Inc., Call	250	110	June 2016	(29,000)
E.I. du Pont De Nemours & Co., Call	500	75	April 2016	(52,000)
Equinix, Inc., Call	125	320	March 2016	(85,000)
Equinix, Inc., Call	50	330	March 2016	(11,000)
Equinix, Inc., Call	4	340	March 2016	(1,000)
Extra Space Storage, Inc., Call	250	80	March 2016	(145,000)
General Electric Co., Call	100	31	December 2015	(0)[z]
General Electric Co., Call	100	31	December 2015	(1,000)
JPMorgan Chase & Co., Call	250	75	June 2016	(27,000)
Kimberly-Clark Corp., Call	250	125	April 2016	(49,000)
Kimberly-Clark Corp., Call	200	130	April 2016	(17,000)
Lockheed Martin Corp., Call	100	265	June 2016	(7,000)
Microsoft Corp., Call	250	57.5	February 2016	(28,000)
Microsoft Corp., Call	250	60	June 2016	(35,000)
Public Storage, Call	150	220	March 2016	(349,000)
Public Storage, Call	150	230	March 2016	(221,000)
Raytheon Co., Put	250	95	May 2016	(23,000)
Simon Property Group, Inc., Call	150	230	April 2016	(6,000)
Texas Instruments, Inc., Call	500	62.5	April 2016	(69,000)
Texas Instruments, Inc., Call	250	65	April 2016	(21,000)
Unilever NV, Call	300	50	May 2016	(20,000)
Union Pacific Corp., Put	5	87.5	January 2016	(2,000)
Union Pacific Corp., Put	200	80	February 2016	(40,000)
Union Pacific Corp., Put	200	85	February 2016	(78,000)
			Total	$(1,405,000)

µ	Rounded to the nearest thousand.

z	A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

At November 30, 2015, Equity Income had deposited $6,004,688 in a segregated account to cover requirements on put options written.

#	At cost, which approximates market value.

*	Security did not produce income during the last twelve months.

@	All or a portion of this security is pledged in connection with outstanding call options written.

ØØ	All or a portion of this security is segregated in connection with obligations for equity swaps and/or forward contracts.

g	At November 30, 2015, Equity Income had pledged securities in the amount of $48,683,342 to cover collateral requirements in connection with written options.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid.  At November 30, 2015, these securities amounted to approximately $4,031,000 or 1.0% of net assets for Emerging Markets Equity, approximately $36,274,000 or 1.8% of net assets for Equity Income, approximately $47,000 or 1.1% of net assets for Global Equity, approximately $9,941,000 or 8.8% of net assets for Greater China Equity, approximately $34,511,000 or 2.7% of net assets for International Equity Fund, and approximately $1,366,000 or 0.6% of net assets for International Select Fund.

Ñ
These securities have been deemed by the investment manager to be illiquid. At November 30, 2015, these securities amounted to approximately $1,370,000 or 0.3% of net assets for Emerging Markets Equity and approximately $9,000 or 0.0% of net assets for Mid Cap Intrinsic Value.

z	A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

f	Value of the security was determined using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

h	The rate shown is the annualized seven day yield at November 30, 2015.

^	Affiliated issuer.

Investments in Affiliates (1)	Balance of Shares Held August 31, 2015	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held November 30, 2015	Value November 30, 2015	Distributions from Investments in Affiliated Issuers	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Genesis
Abaxis, Inc.	1,378,600	-	74,200	1,304,400	$69,354,948	$151,646	$(204,634)
Altisource Asset Management Corp.	125,617	-	7,300	118,317	2,006,656	-*	(4,624,294)
Balchem Corp.(2)	1,597,909	-	85,900	1,512,009	103,557,496	-	759,869
Bank of Hawaii Corp. (2)	2,290,312	-	120,500	2,169,812	150,129,292	977,270	1,997,383
CLARCOR, Inc. (2)	2,511,788	-	405,700	2,106,088	111,264,629	540,251	11,251,080
Compass Minerals International, Inc. (2)	1,875,573	-	254,600	1,620,973	136,388,668	1,078,488	16,314,649
Computer Modelling Group Ltd.	5,512,600	-	298,400	5,214,200	40,399,100	415,998	(389,764)
Exponent, Inc.	2,269,970	-	122,100	2,147,870	110,894,528	663,171	3,772,895
First Financial Bankshares, Inc. (2)	3,321,547	-	178.200	3,143,347	112,877,591	530,568	2,051,098
Forward Air Corp.	1,783,468	-	95,600	1,687,868	81,169,572	203,204	(223,897)
Haemonetics Corp. (2)	2,903,300	-	792,462	2,110,838	68,053,417	-*	7,436,611
Healthcare Services Group, Inc. (2)	3,715,881	-	199,700	3,516,181	129,887,726	636,387	4,471,566
Hibbett Sports, Inc.	1,569,369	-	244,700	1,324,669	43,462,390	-*	(566,738)
ICON PLC	3,451,300	-	185,600	3,265,700	242,739,481	-*	7,645,907
Innophos Holdings, Inc. (2)	1,154,142	-	661,021	493,121	14,655,556	299,012	(8,026,201)
Lindsay Corp.	729,350	-	39,500	689,850	48,123,936	195,426	(844,747)
Monotype Imaging Holdings, Inc.	3,344,806	-	180,000	3,164,806	83,645,823	331,271	(1,074,532)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Nexstar Broadcasting Group, Inc. Class A	2,395,521	-	129,000	2,266,521	132,795,465	438,638	400,251
Pason Systems, Inc. (2)	4,262,257	-	229,000	4,033,257	61,103,844	545,731	(3,190,964)
Phibro Animal Health Corp. Class A	1,048,000	201,554	-	1,249,544	40,572,694	124,954	-
Pool Corp.	2,475,598	-	146,100	2,329,498	191,112,016	617,081	3,919,580
Power Integrations, Inc.	2,458,400	-	132,000	2,326,400	120,274,880	279,408	(1,975,190)
Raven Industries, Inc. (2)	2,568,452	-	775,000	1,793,452	29,896,845	305,585	(768,700)
Rogers Corp.	1,363,251	-	73,100	1,290,151	71,513,070	-*	(997,539)
Safety Insurance Group, Inc. (2)	790,949	-	135,079	655,870	36,735,279	462,710	1,366,533
Sensient Technologies Corp.	3,306,945	19,900	163,600	3,163,245	211,431,296	869,952	3,011,712
State Street Institutional Treasury Plus Fund Premier Class(2)	131,910,217	354,141,444	447,388,401	38,663,260	38,663,260	-*	-
Tennant Co.	917,602	139,100	9,300	1,047,402	65,221,723	209,480	(190,416)
West Pharmaceutical Services, Inc.	3,917,758	-	210,600	3,707,158	233,736,312	457,411	2,848,331
Total					$2,781,667,493	$10,333,642	$44,169,849

(1)	Affiliated issuers, as defined in the Investment Company Act of 1940, as amended.

(2)	At November 30, 2015, the issuers of these securities were no longer affiliated with Genesis.

*	Security did not produce income during the last twelve months.

±	At November 30, 2015, the outstanding equity swaps, categorized by Counterparty, for World Equity were as follows:

Counterparty	Description	Expiration Date(s)	Value
Bank of America	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	3/30/2017- 5/10/2017	$1,580

The following table represents the individual long positions and related values of the equity swaps with Bank of America as of November 30, 2015.
Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Long Positions
United Kingdom
British American Tobacco PLC	87	$4,719	$349
Croda International PLC	113	4,668	213
SABMiller PLC	211	11,780	1,031
Total Long Positions of Equity Swaps			$1,593
Financing Costs and Other Payables			(13)
Equity Swaps, at Value - Bank of America			$1,580

Counterparty	Description	Expiration Date(s)	Value
Goldman Sachs & Co.	The Fund receives or pays the total return on long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	12/30/2015-5/18/2017	$(5,243)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The following table represents the individual long positions and related values of the equity swaps with Goldman Sachs & Co. as of November 30, 2015.
Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Long Positions
United Kingdom
BP PLC	7,262	$40,607	$1,529
CRH PLC	342	10,234	(164)
CRH PLC	1,281	36,308	1,410
Croda International PLC	544	25,303	(1,804)
Croda International PLC	559	24,385	(239)
Derwent London PLC	463	24,843	1,446
Derwent London PLC	84	4,665	105
Imperial Tobacco Group PLC	246	12,881	413
Imperial Tobacco Group PLC	254	12,373	1,352
Imperial Tobacco Group PLC	89	4,663	147
ITV PLC	6,008	26,332	(1,810)
ITV PLC	212	885	(20)
ITV PLC	1,234	4,665	372
Lloyds Banking Group PLC	8,055	10,852	(2,001)
Next PLC	212	24,924	364
Shire PLC	148	12,694	(2,338)
Shire PLC	153	12,320	(1,614)
Vodafone Group PLC	6,692	24,436	(1,834)
Total Long Positions of Equity Swaps			$(4,686)
Financing Costs and Other Payables			(557)
Equity Swaps, at Value - Goldman Sachs & Co.			$(5,243)
Counterparty	Description	Expiration Date(s)	Value
Morgan Stanley	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	2/6/2017-5/25/2017	$1,670
The following table represents the individual long positions and related values of the equity swaps with Morgan Stanley as of November 30, 2015.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Long Positions
Germany
Rheinmetall AG	9	$500	$71
Rheinmetall AG	184	10,476	1,204
Rheinmetall AG	460	27,992	1,208
Rheinmetall AG	193	12,059	192
Rheinmetall AG	304	19,276	21
Rheinmetall AG	436	27,336	341
			3,037
United Kingdom
Land Securities Group PLC	1,239	25,348	(2,377)
SABMiller PLC	2	113	9
			(2,368)
United States
KBW Bank Index	1,306	97,492	1,437
KBW Bank Index	326	25,013	(319)
			1,118
Total Long Positions of Equity Swaps			$1,787
Financing Costs and Other Payables			(117)
Equity Swaps, at Value - Morgan Stanley			$1,670

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Counterparty	Description	Expiration Date(s)	Value
Merrill Lynch Pierce Fenner & Smith, Inc.	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	12/30/2016-4/23/2017	$(21,969)
The following table represents the individual long positions and related values of the equity swaps with Merrill Lynch Pierce Fenner & Smith, Inc. as of November 30, 2015.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Long Positions
Taiwan
Hermes Microvision, Inc.	450	$30,151	$(14,090)
Hermes Microvision, Inc.	200	7,375	(237)
Largan Precision Co. Ltd.	211	24,167	(7,910)
			(22,237)
United Kingdom
British American Tobacco PLC	239	13,695	228
British American Tobacco PLC	209	12,389	(213)
			15
United States
KBW Bank Index	329	24,556	366
Total Long Positions of Equity Swaps			$(21,856)
Financing Costs and Other Payables			(113)
Equity Swaps, at Value - Merrill Lynch Pierce Fenner & Smith, Inc.			(21,969)

Total Equity Swaps, at Value			$(23,962)
(a) Notional value represents the value (including any fees or commissions) of the long positions when they are established.

At November 30, 2015, open forward contracts for World Equity were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)

26,189,000	Japanese Yen	$214,071	Morgan Stanley	12/16/15	$(1,244)
					$(1,244)

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)

1,011,100	Euro	$1,076,555	Morgan Stanley	12/16/15	$7,889
50,381,000	Japanese Yen	410,022	Morgan Stanley	12/16/15	595
115,300	Pound Sterling	175,135	Morgan Stanley	12/16/15	1,480
					$9,964

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Equity Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: January 29, 2016

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: January 27, 2016